UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08090

Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Address of principal executive offices)

Dennis L. Schoff, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and address of Agent for Service)

Copy to:

Colleen E. Tonn, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801

Jeffrey S. Puretz, Esquire
Dechert LLP
1775 Eye Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 260-455-2000

Date of fiscal year-end: December 31

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Aggressive Growth Fund

March 31, 2005

	Number of	Market
	Shares	Value
Common Stock– 99.88%
Aerospace & Defense – 0.85%
Empresa Brasileira de Aeronautica ADR	22,900	$716,770
Rockwell Collins	30,300	1,441,977

		2,158,747

Automobiles & Automotive Parts – 0.24%
ITT Industries	6,800	613,632

		613,632

Banking & Finance – 10.16%
†AmeriTrade Holding	85,000	867,850
AMVESCAP ADR	31,100	394,348
Boston Private Financial Holdings	20,600	489,250
City National	7,400	516,668
East-West Bancorp	10,000	369,200
Eaton Vance	54,600	1,279,824
Edwards (A.G.)	12,900	577,920
Federated Investors Class B	21,900	619,989
First Horizon National	15,900	648,561
Franklin Resources	33,600	2,306,640
Investors Financial Services	28,700	1,403,717
Janus Capital Group	27,500	383,625
†LaBranche & Company	45,900	426,870
Legg Mason	17,550	1,371,357
Mellon Financial	53,200	1,518,328
Moody’s	26,900	2,175,134
North Fork Bancorporation	25,800	715,692
Northern Trust	53,300	2,315,352
Raymond James Financial	20,850	631,755
Schwab (Charles)	118,500	1,245,435
SEI Investments	18,800	679,808
†Silicon Valley Bancshares	12,500	550,750
State Street	49,100	2,146,652
Synovus Financial	35,200	980,672
UCBH Holdings	13,700	546,630
Waddell & Reed Financial Class A	28,700	566,538

		25,728,565

Building & Materials – 1.34%
Centex	7,600	435,252
KB HOME	4,500	528,570
Lennar	8,200	464,776
Pulte Homes	6,000	441,780
†Toll Brothers	5,900	465,215
†Trex	13,900	617,299
Winnebago Industries	13,600	429,760

		3,382,652

Business Services – 2.78%
ARAMARK Class B	22,200	583,416
Corporate Executive Board	14,600	933,670
†Dun & Bradstreet	10,400	639,080
†Iron Mountain	37,950	1,094,478
†ITT Educational Services	14,600	708,100
†LECG	30,000	588,000
Manpower	19,500	848,640
Robert Half International	41,800	1,126,928
Watson Wyatt & Company Holdings	19,100	519,520

		7,041,832

Cable, Media & Publishing – 6.28%
†Citadel Broadcasting	23,200	318,536
†Cox Radio Class A	37,900	637,099
†Cumulus Media	21,000	299,250
Dow Jones & Company	15,100	564,287

	Number of	Market
	Shares	Value
†Entercom Communications	17,500	621,600
†Getty Images	24,000	1,706,640
Harte-Hanks	23,900	658,684
†Lamar Advertising	14,400	580,176
McGraw-Hill Companies	9,700	846,325
Meredith	14,200	663,850
†Monster Worldwide	41,300	1,158,465
New York Times	17,300	632,834
Omnicom Group	13,900	1,230,428
†Radio One Class D	50,900	750,775
†Regent Communications	75,000	401,250
†Salem Communications Class A	26,000	535,600
Scripps (E.W.)	13,200	643,500
†Spanish Broadcasting Systems Class A	60,000	615,600
†Univision Communications Class A	35,700	988,533
Washington Post Class B	500	447,000
†Westwood One	26,100	531,135
WPP Group ADR	18,700	1,060,851

		15,892,418

Chemicals – 1.40%
Avery Dennison	8,900	551,177
Ecolab	19,100	631,255
Engelhard	15,600	468,468
Praxair	14,300	684,398
Sigma-Aldrich	9,000	551,250
Valspar	13,900	646,906

		3,533,454

Computers & Technology – 13.46%
†Activision	41,466	613,697
Adobe Systems	31,600	2,122,571
†Affiliated Computer Services Class A	13,500	718,740
†AMIS Holdings	37,900	427,891
†BMC Software	35,600	534,000
†Cadence Design Systems	36,800	550,160
CDW	22,500	1,275,300
Certegy	31,400	1,087,068
†Check Point Software Technology	27,200	591,328
†ChoicePoint	30,100	1,207,311
†Citrix Systems	32,100	764,622
†Cognizant Technology Solutions	31,600	1,459,920
†Cognos	19,800	830,412
Diebold	9,500	521,075
†DST Systems	12,900	595,722
†Electronic Arts	12,200	631,716
†F5 Networks	9,800	494,802
FactSet Research Systems	23,550	777,386
Fair Isaac	14,250	490,770
†FileNet	10,000	227,800
†Fiserv	22,300	887,540
Global Payments	8,800	567,512
Henry (Jack) & Associates	29,000	521,710
†Hyperion Solutions	10,000	441,100
†II-VI	16,000	279,040
IMS Health	45,900	1,119,501
†Internet Security Systems	23,000	420,900
†Intuit	27,300	1,194,921
†Kronos	11,600	592,876
†Lexmark International	28,700	2,295,138
†MatrixOne	73,000	348,210
†McAfee	37,800	852,768
†Mercury Computer Systems	15,800	435,764
†Mercury Interactive	22,300	1,056,574
National Instruments	15,150	409,808
†Network Appliance	19,700	544,902
†Novell	47,900	285,484
†Red Hat	92,700	1,011,357
†Salesforce.com	30,100	451,199
†Sina	14,500	450,370
†Synopsys	32,000	579,200
†VeriSign	23,200	665,840

	Number of	Market
	Shares	Value
†VERITAS Software	60,400	1,402,488
†Websense	9,000	484,200
†Zebra Technologies Class A	18,350	871,442

		34,092,135

Consumer Products – 0.42%
Clorox	9,600	604,704
Estee Lauder Class A	10,300	463,294

		1,067,998

Consumer Services – 2.93%
†Apollo Group Class A	24,805	1,837,058
Block (H&R)	13,400	677,772
†Career Education	13,800	472,788
†DeVry	25,100	474,892
†Education Management	44,100	1,232,595
Equifax	24,700	758,043
†First Marblehead	6,900	396,957
Paychex	36,400	1,194,648
†Universal Technical Institute	10,000	368,000

		7,412,753

Electronics & Electrical Equipment – 11.93%
†Altera	108,500	2,146,130
Ametek	9,400	378,350
Analog Devices	57,500	2,078,050
Applera Corp-Applied Biosystems Group	31,000	611,940
†Broadcom Class A	27,900	834,768
†Cymer	10,200	273,054
†Dolby Laboratories Class	9,700	227,950
†FLIR Systems	25,400	769,620
Gentex	10,000	319,000
†Integrated Circuit Systems	16,600	317,392
Intersil	37,300	646,036
†Jabil Circuit	37,400	1,066,648
†KLA-Tencor	13,400	616,534
†Lam Research	22,700	655,122
Linear Technology	64,500	2,470,995
†Littelfuse	16,000	458,400
†Marvell Technology Group	24,400	935,496
Maxim Integrated Products	58,300	2,382,721
†Mettler-Toledo International	10,100	479,750
Microchip Technology	90,100	2,343,501
Molex Class A	31,400	741,040
National Semiconductor	115,100	2,372,211
†Novellus Systems	22,800	609,444
†Power Integrations	20,800	434,512
†QLogic	22,400	907,200
Roper Industries	11,800	772,900
†Semtech	30,100	537,887
†Silicon Laboratories	12,200	362,462
Symbol Technologies	40,900	592,641
†Waters	20,700	740,853
Xilinx	72,800	2,127,944

		30,210,551

Energy – 2.66%
Baker Hughes	25,100	1,116,699
BJ Services	18,200	944,216
†Cooper Cameron	12,100	692,241
Murphy Oil	8,400	829,332
Smith International	17,700	1,110,321
†Weatherford International	15,700	909,658
XTO Energy	34,333	1,127,496

		6,729,963

Environmental Services – 0.24%
†Stericycle	13,600	601,120

		601,120

Farming & Agriculture – 0.38%
Delta & Pine Land	20,700	558,900
Monsanto	6,100	393,450

		952,350

Food, Beverage & Tobacco – 1.04%
†Cott	21,500	520,945

	Number of	Market
	Shares	Value
Hershey Foods	9,100	550,186
McCormick & Company	15,400	530,222
Tootsie Roll Industries	13,792	413,751
Wrigley (Wm) Jr.	9,500	622,915

		2,638,019

Healthcare & Pharmaceuticals – 19.01%
†Abgenix	36,800	257,600
Allergan	8,600	597,442
†Amylin Pharmaceuticals	20,600	360,294
†ArthroCare	20,900	595,650
†AtheroGenics	23,000	301,070
Bard (C.R.)	17,800	1,211,824
Bausch & Lomb	10,000	733,000
Beckman Coulter	12,800	850,560
Becton, Dickinson	10,000	584,200
Biomet	36,100	1,310,430
†Caremark Rx	32,500	1,292,850
†Celgene	23,000	783,150
†Cephalon	15,500	725,865
†Charles River Laboratories International	12,100	569,184
Cooper Companies	10,900	794,610
†Coventry Health Care	21,900	1,492,266
†CUNO	10,200	524,178
†DaVita	16,200	677,970
†deCODE genetics	53,000	302,100
DENTSPLY International	20,600	1,120,846
†Diversa	49,000	244,020
†Edwards Lifesciences	13,000	561,860
†Express Scripts Class A	15,600	1,360,164
†Gen-Probe	6,600	294,096
†Genzyme	11,400	652,536
†Gilead Sciences	26,600	952,280
Health Management Associates Class A	21,700	568,106
†Human Genome Sciences	33,500	308,870
†Inamed	4,500	314,460
†Integra LifeSciences Holding	16,000	563,520
†Invitrogen	10,800	747,360
†IVAX	39,500	780,915
†Kyphon	37,900	953,943
†Laboratory Corporation of America Holdings	28,200	1,359,240
†Lincare Holdings	22,700	1,004,021
Manor Care	13,500	490,860
†Martek Biosciences	14,800	861,212
†Medco Health Solutions	29,200	1,447,444
†Medicines Company	17,200	389,752
Medicis Pharmaceutical	10,000	299,800
†MedImmune	23,000	547,630
†Millennium Pharmaceuticals	34,400	289,648
†Millipore	17,300	750,820
†Nektar Therapeutics	32,100	447,474
†Neurocrine Biosciences	8,300	315,898
Omnicare	17,000	602,650
†OSI Pharmaceuticals	8,000	330,720
†Patterson	16,400	819,180
†Protein Design Labs	25,000	399,750
†QIAGEN	37,000	441,780
Quest Diagnostics	15,100	1,587,463
†Renal Care Group	20,700	785,358
†ResMed	10,900	614,760
†Respironics	10,300	600,181
†Schein (Henry)	28,200	1,010,688
†Sepracor	6,500	373,165
Smith & Nephew ADR	8,500	399,670
†St. Jude Medical	22,600	813,600
†Sybron Dental Specialties	16,000	574,400
†Symyx Technologies	21,700	478,485
†Techne	20,200	811,636
†Varian Medical Systems	29,200	1,000,976
†Vertex Pharmaceuticals	43,800	409,968
†WellChoice	33,000	1,759,229

	Number of	Market
	Shares	Value
†WellPoint	13,900	1,742,365
†Wright Medical Group	15,100	362,400
†Zimmer Holdings	8,000	622,480

		48,131,922

Industrial Machinery – 1.09%
Danaher	11,600	619,556
Dover	11,700	442,143
IDEX	14,050	566,918
Pall	27,900	756,648
Precision Castparts	5,000	385,050

		2,770,315

Insurance – 3.02%
Ambac Financial Group	11,100	829,725
†Arch Capital Group	12,800	512,512
Axis Capital Holdings	10,000	270,400
Brown & Brown	14,000	645,260
Gallagher (Arthur J.) & Company	16,200	466,560
†Markel	1,600	552,336
Marsh & McLennan	23,000	699,660
MBIA	12,700	663,956
MGIC Investment	8,200	505,694
Radian Group	10,800	515,592
RenaissanceRe Holdings	13,900	649,130
†Triad Guaranty	9,200	484,012
Willis Group Holdings	23,000	848,010

		7,642,847

Leisure, Lodging & Entertainment – 7.52%
†Alliance Gaming	19,000	182,210
Boyd Gaming	24,200	1,262,030
Brunswick	13,400	627,790
†Cheesecake Factory	15,750	558,338
Choice Hotels International	21,300	1,319,535
†Dreamworks Animation SKG	9,500	386,745
Fairmont Hotels & Resorts	21,700	719,138
Harley-Davidson	9,700	560,272
Hilton Hotels	33,900	757,665
International Game Technology	40,100	1,069,066
Marriott International Class A	40,800	2,727,888
Mattel	29,200	623,420
Moneygram International	29,500	557,255
†Multimedia Games	22,400	173,824
Royal Caribbean Cruises	24,800	1,108,312
Ruby Tuesday	16,200	393,498
SABRE Holdings	24,000	525,120
†Shuffle Master	25,150	728,344
Station Casinos	36,400	2,458,820
Thor Industries	16,600	496,506
†WMS Industries	17,300	487,168
†Wynn Resorts	19,600	1,327,704

		19,050,648

Metals & Mining – 0.22%
Kaydon	17,700	555,780

		555,780

Packaging & Containers – 0.23%
†Sealed Air	11,400	592,116

		592,116

Retail – 6.38%
†99 Cents Only Stores	26,000	342,420
†Amazon.Com	29,500	1,010,965
†Bed Bath & Beyond	21,200	774,648
CVS	10,400	547,248
Dollar General	77,300	1,693,643
†Dollar Tree Stores	20,600	591,838
Family Dollar Stores	55,500	1,684,980
Fred’s	15,500	266,135
†Men’s Wearhouse	15,100	637,371
†O’Reilly Automotive	13,600	673,608
Outback Steakhouse	10,400	476,216
PETsMART	28,400	816,500
Ross Stores	34,900	1,016,986

	Number of	Market
	Shares	Value
Staples	27,200	854,896
Tiffany & Co	53,400	1,843,368
TJX	68,300	1,682,229
†Williams-Sonoma	33,700	1,238,475

		16,151,526

Telecommunications – 3.54%
Adtran	18,000	317,520
†American Tower Class A	61,500	1,121,145
†Corning	57,700	642,201
†Crown Castle International	72,100	1,157,926
†JDS Uniphase	232,400	388,108
†Juniper Networks	53,700	1,184,622
†Nextel Partners	87,400	1,919,304
Plantronics	13,900	529,312
†Research In Motion	13,000	993,460
Rogers Communications	26,500	721,860

		8,975,458

Textiles, Apparel & Furniture – 1.12%
Cintas	30,800	1,272,348
†Coach	14,700	832,461
HNI	16,500	741,675

		2,846,484

Transportation & Shipping – 1.64%
C.H. Robinson Worldwide	21,500	1,107,895
Expeditors International	19,000	1,017,450
†Landstar System	14,400	471,600
SkyWest	16,700	310,453
Southwest Airlines	51,000	726,240
UTi Worldwide	7,300	506,985

		4,140,623

Total Common Stock (cost $222,681,680)		252,913,908

Money Market– 0.00%
µT. Rowe Reserve Investment Fund	288	288

Total Money Market (cost $288)		288

Total Market Value of Securities – 99.88%
(cost $222,681,968)		252,914,196

Receivables and Other Assets Net of Liabilities – 0.12%		294,680

Net Assets Applicable to 26,550,111 Shares Outstanding – 100.00%		$253,208,876

†Non-income producing security for the period ended March 31, 2005. µAffiliated security.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust – Aggressive Growth Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed expenses common to all series within the Trust are allocated amongst the series (funds) on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments

At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments	$224,305,051

Aggregate unrealized appreciation	43,798,050
Aggregate unrealized depreciation	(15,188,905)

Net unrealized appreciation	$28,609,145

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $225,991,511 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $133,994,739 expires in 2009, $76,089,467 expires in 2010 and $15,907,305 expires in 2011.

3. Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or dependence on narrow product lines.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Bond Fund

March 31, 2005

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S.$)
Agency Asset-Backed Securities– 0.45%
•Fannie Mae Grantor Trust
Series 2004-T4 A2 3.93% 2/25/20	$2,675,000	$2,658,795
Series 2004-T4 A3 4.42% 8/25/24	2,395,000	2,383,404

Total Agency Asset-Backed Securities (cost $5,083,611)		5,042,199

Agency Collateralized Mortgage Obligations– 2.93%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	1,464,112	1,604,403
Fannie Mae Series 2005-1 KZ 5.00% 2/25/35	2,615,662	2,248,965
Fannie Mae Whole Loan
Series 2004-W3 A2 3.75% 5/25/34	5,060,000	4,997,536
Series 2004-W9 2A1 6.50% 2/25/44	3,037,801	3,126,420
Freddie Mac
Series 2727 PM 4.50% 1/15/34	1,940,000	1,756,141
Series 2889 OE 5.00% 1/15/30	3,283,000	3,249,471
Series 2890 PC 5.00% 7/15/30	3,780,000	3,741,413
Series 2902 LC 5.50% 12/15/17	2,750,000	2,799,757
Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	2,315,594	2,401,127
GNMA
Series 2002-61 BA 4.648% 3/16/26	1,700,000	1,698,293
Series 2002-62 B 4.763% 1/16/25	1,770,000	1,768,342
Series 2003-5 B 4.486% 10/16/25	3,580,000	3,527,360

Total Agency Collateralized Mortgage Obligations (cost $33,229,960)		32,919,228

Agency Mortgage-Backed Securities– 7.24%
Fannie Mae
5.73% 12/1/08	1,754,831	1,821,734
6.50% 8/1/17	2,195,278	2,291,322
Fannie Mae Balloon 7 yr 4.50% 10/1/10	2,325,255	2,315,808
Fannie Mae Relocation 30 yr 5.00% 1/1/34	2,084,717	2,058,006
Fannie Mae S.F. 15 yr
4.50% 7/1/19	1,905,750	1,865,253
6.00% 4/1/17	382,330	395,234
6.50% 3/1/17	1,000,845	1,045,883
Fannie Mae S.F. 30 yr
5.00% 3/1/34	11,842,321	11,616,577
5.00% 3/1/35	4,485,109	4,389,801
5.50% 3/1/29	3,164,508	3,184,286
5.50% 4/1/29	5,216,728	5,249,332
5.50% 4/1/33	13,105,000	13,125,476
7.50% 4/1/32	112,672	120,454
7.50% 11/1/34	880,457	941,263
Fannie Mae S.F. 30 yr TBA
5.00% 4/1/35	3,545,000	3,466,345
5.00% 5/1/35	14,615,000	14,249,624
6.00% 4/1/35	350,000	357,766
7.00% 4/1/35	490,000	516,338
•Freddie Mac ARM 3.73% 4/1/34	2,632,381	2,669,399
Freddie Mac Relocation 30 yr 5.00% 9/1/33	3,933,089	3,894,987
GNMA S.F. 30 yr TBA 5.00% 1/1/34	5,770,000	5,690,663

Total Agency Mortgage-Backed Securities (cost $81,340,779)		81,265,551

Agency Obligations– 1.76%
Fannie Mae
2.625% 1/19/07	6,735,000	6,580,728
2.875% 10/15/05	3,865,000	3,854,522
3.375% 12/15/08	205,000	198,393
5.00% 4/15/15	2,290,000	2,312,273
^5.837% 10/9/19	3,640,000	1,679,787
Federal Home Loan Bank 3.50% 9/15/06	2,290,000	2,277,238
^Financing Corporation Principal Strips PRN 2 5.031% 11/30/17	5,340,000	2,820,075

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S.$)
Total Agency Obligations (cost $19,738,891)		19,723,016

Collateralized Bond Obligations– 0.87%
=@#Alliance Capital Funding Series 1 A3 CBO 144A 5.84% 2/15/10	730,756	730,756
=@#Batterson Park Series 1A A4 CBO 144A 6.13% 1/2/11	331,764	336,740
=@#Juniper CBO Series 1999-1A A1 144A 6.83% 4/15/11	4,716,924	4,804,659
=@#ML CBO Series 1999-PUTNUM-1 144A 7.515% 8/10/11	2,099,415	2,170,795
=@#RHYNO CBO Delaware Series 1997-1 A2 144A 6.33% 9/15/09	1,141,197	1,153,442
=@#Travelers Funding Limited CBO Series 1A A2 144A 6.35% 2/18/14	500,000	511,750

Total Collateralized Bond Obligations (cost $9,841,187)		9,708,142

Collateralized Debt Obligations – 0.54%
=@•#ARES Leveraged Investment Fund 144A 2.26% 10/31/05	1,250,000	1,250,000
=@•#ARES Leveraged Investment Fund II 144A 12.15% 10/31/05	3,000,000	2,820,000
=@#Sankaty Market Value CDO Series 3 B1 144A 7.379% 4/30/09	1,920,000	1,976,985

Total Collateralized Debt Obligations (cost $6,104,361)		6,046,985

Commercial Mortgage-Backed Securities– 3.14%
Bank of America Commercial Mortgage
Series 2004-2 A2 3.52% 11/10/38	1,905,000	1,833,691
Series 2004-5 A3 4.561% 11/10/41	2,015,000	1,977,303
Series 2005-1 A3 4.877% 11/10/42	3,015,000	3,030,163
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35	1,580,000	1,664,553
#Hilton Hotel Series 2000 HLTA A1 144A 7.055% 10/3/15	1,107,049	1,186,881
J.P. Morgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	2,545,000	2,613,764
Series 2003-C1 A2 4.985% 1/12/37	3,640,000	3,642,706
LB-UBS Commerical Mortgage Trust 2002-C1 A4 6.462% 3/15/31	3,305,000	3,611,245
Merrill Lynch Mortgage Trust
#Series 2002-MW1 J 144A 5.695% 7/12/34	749,500	715,487
•Series 2004-BPC1 A3 4.467% 10/12/41	1,475,000	1,440,008
Series 2005-GGP1 F 4.351% 11/15/10	610,000	609,991
•Series 2005-MKB2 A4 5.204% 9/12/42	3,050,000	3,066,739
Nomura Asset Securities Series 1998-D6 A1B 6.59% 3/15/30	2,740,000	2,902,426
•#STRIPs III Series 2003-1A 144A 3.308% 3/24/18	4,513,807	4,367,107
#Tower Series 2004-2A A 144A 4.232% 12/15/14	2,590,000	2,525,325

Total Commercial Mortgage-Backed Securities (cost $35,725,725)		35,187,389

Corporate Bonds– 39.93%
Automobiles & Automotive Parts – 0.77%
•DaimlerChrysler NA Holding 3.45% 9/10/07	3,405,000	3,411,439
Ford Motor 7.45% 7/16/31	4,355,000	3,950,115
General Motors 8.375% 7/15/33	1,481,000	1,270,405

		8,631,959

Banking, Finance & Insurance – 13.16%
Amvescap 4.50% 12/15/09	4,315,000	4,236,489
#Banco Santander 144A
•3.31% 12/9/09	2,780,000	2,790,083
5.375% 12/9/14	2,490,000	2,472,939
Bear Stearns 4.65% 7/2/18	860,000	794,438
#Berkshire Hathaway Finance 144A
•2.66% 1/11/08	3,060,000	3,063,513
4.125% 1/15/10	3,520,000	3,437,861
•#Bombardier Capital 144A 5.10% 5/30/13	4,190,000	4,186,841
Citigroup 5.875% 2/22/33	3,770,000	3,826,901
Credit Suisse First Boston USA 6.125% 11/15/11	5,500,000	5,843,145
#Erac USA Finance 144A 7.35% 6/15/08	9,900,000	10,695,434
#Farmers Exchange Capital 144A 7.05% 7/15/28	1,125,000	1,178,150
#Farmers Insurance Exchange 144A
6.00% 8/1/14	2,215,000	2,249,762
8.625% 5/1/24	7,295,000	8,846,843
Ford Motor Credit
5.625% 10/1/08	1,875,000	1,798,213
5.70% 1/15/10	1,600,000	1,508,670
7.00% 10/1/13	4,763,000	4,621,229
Franklin Resources 3.70% 4/15/08	3,200,000	3,145,997
General Motors Acceptance Corporation
•3.61% 7/16/07	3,645,000	3,436,225
6.75% 12/1/14	85,000	73,547
7.75% 1/19/10	2,020,000	1,942,099
Goldman Sachs 6.345% 2/15/34	3,530,000	3,629,955
HSBC Bank USA 3.875% 9/15/09	4,105,000	3,977,975

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S.$)
#Liberty Mutual 144A 7.00% 3/15/34	900,000	928,986
Marsh & McLennan
•2.77% 7/13/07	3,475,000	3,460,819
5.375% 3/15/07	4,010,000	4,074,950
Marshall & Ilsley 3.95% 8/14/09	5,325,000	5,190,251
#Mizuho Finance 144A 5.79% 4/15/14	2,330,000	2,365,111
Morgan Stanley
•3.02% 11/24/06	1,700,000	1,702,839
4.75% 4/1/14	1,950,000	1,859,967
5.30% 3/1/13	1,039,000	1,046,569
National Rural Utilities 3.875% 2/15/08	4,280,000	4,217,093
•#North Front Pass-Through Trust 144A 5.81% 12/15/24	4,740,000	4,706,033
•#Oil Insurance 144A 5.15% 8/15/33	7,410,000	7,442,167
Popular North America 4.25% 4/1/08	3,390,000	3,369,599
Popular North America Capital Trust I 6.564% 9/15/34	2,890,000	3,055,389
•#Premium Asset Trust Series 2005-2 144A 2.796% 2/2/07	3,840,000	3,840,000
•#Rabobank Capital Funding II 144A 5.26% 12/29/49	3,710,000	3,733,017
Regions Financial 6.375% 5/15/12	4,510,000	4,872,121
•#Skandinaviska Enskilda Banken 144A 8.125% 9/29/49	2,310,000	2,431,980
#TuranAlem Finance BV 144A 7.875% 6/2/10	3,500,000	3,473,750
•#Twin Reefs Pass-Through Trust 144A 3.77% 12/31/49	3,300,000	3,319,166
•Wells Fargo 3.15% 9/28/07	4,815,000	4,823,494

		147,669,610

Buildings & Materials – 0.44%
•Centex 2.993% 8/1/07	2,650,000	2,654,025
#Lone Star Industries 144A 8.85% 6/15/05	655,000	659,643
York International 6.625% 8/15/06	1,600,000	1,650,643

		4,964,311

Cable, Media & Publishing – 2.21%
#Cox Communications 144A 4.625% 1/15/10	2,450,000	2,383,196
CSC Holdings 10.50% 5/15/16	1,995,000	2,204,475
InterActiveCorp 6.75% 11/15/05	3,890,000	3,948,015
•Liberty Media 4.51% 9/17/06	6,035,000	6,116,654
Thomson 5.75% 2/1/08	2,195,000	2,264,101
Time Warner 8.18% 8/15/07	4,320,000	4,655,292
Time Warner Entertainment 8.375% 3/15/23	2,602,000	3,196,211

		24,767,944

Chemicals – 0.23%
Lubrizol 4.625% 10/1/09	2,565,000	2,529,262
Valspar 6.00% 5/1/07	10,000	10,299

		2,539,561

Consumer Services – 0.12%
Corrections Corporation of America 7.50% 5/1/11	1,282,000	1,304,435

		1,304,435

Energy – 3.48%
#Canadian Oil Sands 144A 4.80% 8/10/09	2,545,000	2,529,974
Duke Capital
4.331% 11/16/06	1,450,000	1,451,537
5.668% 8/15/14	2,800,000	2,820,866
Enterprise Products Operating
4.00% 10/15/07	3,135,000	3,071,062
4.625% 10/15/09	2,260,000	2,207,686
Hydro Quebec 6.30% 5/11/11	3,515,000	3,806,010
Nexen 5.875% 3/10/35	2,135,000	2,049,085
Norsk Hydro 6.70% 1/15/18	415,000	465,475
Pemex Project Funding Master Trust 6.125% 8/15/08	2,500,000	2,568,750
Sempra Energy
•3.318% 5/21/08	3,275,000	3,285,824
4.621% 5/17/07	3,625,000	3,641,197
Tesoro Petroleum 8.00% 4/15/08	2,550,000	2,677,500
USX 9.125% 1/15/13	2,485,000	3,104,692
Valero Energy 6.125% 4/15/07	1,395,000	1,442,561
Valero Logistics 6.05% 3/15/13	3,800,000	3,965,797

		39,088,016

Food, Beverage & Tobacco – 2.65%
Kraft Foods
4.125% 11/12/09	3,445,000	3,357,473
5.25% 10/1/13	3,035,000	3,064,989
5.625% 11/1/11	1,535,000	1,594,908
#Miller Brewing 144A 5.50% 8/15/13	8,105,000	8,253,855

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S.$)
Nabisco 6.85% 6/15/05	2,375,000	2,390,362
Philip Morris 6.375% 2/1/06	2,000,000	2,036,406
Safeway 6.15% 3/1/06	1,359,000	1,383,510
Universal 6.50% 2/15/06	1,695,000	1,728,103
UST 6.625% 7/15/12	5,370,000	5,908,595

		29,718,201

Healthcare & Pharmaceuticals – 1.45%
#Amgen 144A 4.00% 11/18/09	1,295,000	1,262,677
Caremark Rx 7.375% 10/1/06	4,315,000	4,492,994
HCA 5.50% 12/1/09	2,445,000	2,429,814
Medco Health Solutions 7.25% 8/15/13	3,360,000	3,719,900
Schering-Plough 6.75% 12/1/33	273,000	306,470
#WellPoint 144A
3.75% 12/14/07	2,750,000	2,700,624
4.25% 12/15/09	1,375,000	1,343,739

		16,256,218

Industrial – 0.49%
General Electric 5.00% 2/1/13	5,520,000	5,520,817

		5,520,817

Industrial Machinery – 0.29%
Jabil Circuit 5.875% 7/15/10	2,175,000	2,248,363
Johnson Controls 5.00% 11/15/06	1,015,000	1,028,023

		3,276,386

Leisure, Lodging & Entertainment – 0.32%
Lodgenet Entertainment 9.50% 6/15/13	1,615,000	1,768,425
MGM MIRAGE 9.75% 6/1/07	1,675,000	1,809,000

		3,577,425

Metals & Mining – 0.30%
Barrick Gold Finance 7.50% 5/1/07	2,725,000	2,891,454
Newmont Gold 8.91% 1/5/09	404,961	429,615

		3,321,069

Paper & Forest Products – 0.24%
Temple-Inland 5.003% 5/17/07	2,720,000	2,740,291

		2,740,291

Real Estate – 0.28%
Developers Diversified Realty 4.625% 8/1/10	3,190,000	3,115,210

		3,115,210

Retail – 1.92%
CVS 4.00% 9/15/09	2,630,000	2,568,708
Kohl’s 7.25% 6/1/29	2,415,000	2,868,527
Limited 6.95% 3/1/33	2,600,000	2,683,039
Lowe’s 7.50% 12/15/05	4,555,000	4,673,953
May Department Stores 3.95% 7/15/07	3,890,000	3,838,823
Michaels Stores 9.25% 7/1/09	2,215,000	2,350,669
Wendy’s International 6.35% 12/15/05	2,470,000	2,508,063

		21,491,782

Telecommunications – 4.62%
Alltel Corporate 4.656% 5/17/07	2,840,000	2,858,701
Bellsouth 4.75% 11/15/12	2,625,000	2,567,345
Citizens Communications 9.25% 5/15/11	3,115,000	3,426,500
Intelsat 6.50% 11/1/13	705,000	569,288
MCI
6.908% 5/1/07	3,060,000	3,121,200
7.688% 5/1/09	2,415,000	2,517,638
Motorola 4.608% 11/16/07	4,930,000	4,945,889
SBC Communications
4.125% 9/15/09	1,465,000	1,426,320
6.15% 9/15/34	4,910,000	4,935,787
Sprint Capital
4.78% 8/17/06	1,900,000	1,912,314
6.375% 5/1/09	1,790,000	1,892,336
8.75% 3/15/32	5,270,000	6,857,756
#Telecom Italia Capital 144A 4.00% 1/15/10	1,850,000	1,770,528
Telefonica Europe 7.35% 9/15/05	925,000	940,925
Telefonos de Mexico
4.50% 11/19/08	6,575,000	6,480,629
8.25% 1/26/06	840,000	869,819
Verizon Wireless 5.375% 12/15/06	4,695,000	4,784,937

		51,877,912

Textiles, Apparel & Furniture – 0.15%

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S.$)
#Jones Apparel 144A 4.25% 11/15/09	1,775,000	1,701,307

		1,701,307

Transportation & Shipping – 0.97%
American Airlines 6.817% 5/23/11	4,925,000	4,577,957
Continental Airlines 6.503% 6/15/11	3,825,000	3,673,676
•CSX 3.05% 8/3/06	2,665,000	2,670,658

		10,922,291

Utilities – 5.84%
Ameren 4.263% 5/15/07	3,410,000	3,404,135
Atmos Energy
•3.035% 10/15/07	3,080,000	3,085,569
4.00% 10/15/09	2,690,000	2,592,611
Avista
7.75% 1/1/07	2,685,000	2,836,955
9.75% 6/1/08	2,245,000	2,568,756
•Avista Capital Trust II 6.50% 4/1/34	990,000	1,006,128
CC Fund Trust I 6.90% 2/16/07	1,995,000	2,084,905
Detroit Edison 5.05% 10/1/05	3,950,000	3,978,357
Dominion Resources 7.195% 9/15/14	1,980,000	2,249,429
FPL Group Capital 4.086% 2/16/07	4,500,000	4,490,951
#Power Contract Financing 144A
5.20% 2/1/06	1,716,462	1,730,523
6.256% 2/1/10	4,300,000	4,410,592
PSE&G Energy Holdings 7.75% 4/16/07	2,610,000	2,694,825
•SCANA Corporate 3.109% 3/1/08	2,430,000	2,432,595
Southern California Edison
•3.075% 12/13/07	2,685,000	2,683,762
5.75% 4/1/35	3,070,000	3,091,472
Southern Capital Funding 5.30% 2/1/07	1,560,000	1,605,114
TECO Energy 7.20% 5/1/11	210,000	222,338
TNP Enterprises 10.25% 4/1/10	880,000	930,600
#TXU 144A
4.80% 11/15/09	5,145,000	4,989,394
5.55% 11/15/14	6,760,000	6,425,656
TXU Electric Delivery 7.00% 5/1/32	1,230,000	1,422,629
TXU Energy 7.00% 3/15/13	2,025,000	2,219,522
#Williams Gas Pipelines Central 144A 7.375% 11/15/06	2,234,000	2,342,945

		65,499,763

Total Corporate Bonds (cost $445,626,913)		447,984,508

Municipal Bonds– 3.97%
California State
5.00% 2/1/33	5,000	5,091
5.00% 2/1/33	1,490,000	1,515,807
California State Economic Recovery 5.25% 7/1/13	1,305,000	1,434,456
California State University Revenue System (AMBAC) 5.00% 11/1/30	2,090,000	2,171,301
Colorado Department of Transportation Revenue 5.00% 12/15/13 (FGIC)	6,620,000	7,187,399
Forsyth, Montana Pollution Control Revenue (Portland General Project) Series A 5.20% 5/1/33	2,160,000	2,257,438
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)	4,820,000	5,101,970
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B
5.50% 6/1/43	1,735,000	1,833,531
5.625% 6/1/38	5,000	5,347
Illinois State Taxable Pension 5.10% 6/1/33	2,965,000	2,854,198
New Jersey Economic Development Cigarette Tax 5.75% 6/15/29	2,060,000	2,165,719
New York State Sales Tax Asset Receivables A 5.25% 10/15/27 (AMBAC)	2,650,000	2,859,218
New York State Urban Development 5.25% 3/15/34 (FGIC)	2,185,000	2,314,898
Oregon State Taxable-Pension 5.892% 6/1/27	2,915,000	3,132,663
Puerto Rico Public Buildings Authority Revenue 5.25% 7/1/33	4,150,000	4,354,263
West Virginia Economic Development Authority
5.37% 7/1/20 (MBIA)	690,000	696,748
6.07% 7/1/26	3,025,000	3,157,737
Wisconsin State General Revenue 5.70% 5/1/26 (FSA)	1,455,000	1,526,019

Total Municipal Bonds (cost $43,507,052)		44,573,803

Non-Agency Asset-Backed Securities– 4.81%
#ABSC Net Interest Margin Trust Series 2004-HE1 A 144A 7.00% 1/17/34	112,600	112,303
AmeriCredit Automobile Receivables Trust Series 2001-C A4 5.01% 7/14/08	2,624,835	2,644,880
Capital One Multi-Asset Execution Trust Series 2003-C2 4.32% 4/15/09	1,540,000	1,543,247
#Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16	1,205,545	1,179,672

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S.$)
Citibank Credit Card Issuance Trust
Series 2003-A7 4.15% 7/7/17	2,140,000	2,007,315
Series 2004-A4 3.20% 8/24/09	1,965,000	1,918,406
Countrywide Asset-Backed Certificates
•Series 2004-9 AF2 3.337% 9 /25/35	2,400,000	2,367,458
•Series 2004-13 AV2 3.11% 5/25/34	3,015,000	3,023,038
#Series 2004-BC1N Note 144A 5.50% 4/25/35	700,464	701,996
Series 2004-S1 A2 3.872% 3/25/20	2,800,000	2,763,903
#GSAA Trust Series 2004-4N 144A 6.25% 5/25/34	1,176,006	1,174,904
#Home Equity Asset Trust Series 2003-5 N A 144A 7.50% 1/27/34	83,265	83,473
#Home Equity Asset Trust Net Interest Margin Series 2003-7N A 144A 5.25% 4/27/34	487,540	487,845
Honda Automobile Receivables Owners Trust Series 2004-2 A4 3.81% 10/15/09	2,975,000	2,938,196
=@#Magnetite Asset Investor Series 2003-C1 144A 8.786% 1/31/08	750,000	773,752
MBNA Credit Card Master Note Trust Series 2001-A1 A1 5.75% 10/15/08	1,720,000	1,755,540
•Merrill Lynch Mortgage Investors
Series 2005-NC1 A2B 2.87% 10/25/35	1,105,000	1,106,007
Series 2005-WMC1 A2B 2.87% 9/25/35	3,230,000	3,235,048
Mid-State Trust
Series 2004-1 A 6.005% 8/15/39	699,899	697,215
Series 2011 A1 4.864% 7/15/38	1,067,586	1,021,759
Renaissance Home Equity Loan Trust Series 2004-4 AF2 3.856% 12/25/34	3,005,000	2,973,367
Residential Asset Mortgage Products
•Series 2004-RS12 AII2 3.08% 12/25/34	1,505,000	1,507,417
•Series 2004-RZ2 AI3 4.30% 1/25/31	2,015,000	2,007,188
#Sail Net Interest Margin Series 2003-10A A 144A 7.50% 10/27/33	247,126	249,598
•Saxon Asset Securities Trust Series 2005-1 A2B 3.07% 3/25/35	3,795,000	3,798,673
#Sharp 144A
Series 2003-HE1N 6.90% 11/25/33	354,572	354,911
Series 2004-2N 7.00% 1/25/34	860,118	860,118
#Sierra Receivables Funding Company
Series 2003-1A 144A 3.09% 1/15/14	1,032,564	1,007,631
Series 2003-2A A1 144A 3.03% 9/15/15	1,334,456	1,311,810
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	2,492,184	2,375,509
•Series 2005-NC1 A7 2.88% 2/25/35	3,435,000	3,440,594
WFS Financial Owner Trust Series 2002-2 A4 4.50% 2/20/10	2,555,000	2,570,445

Total Non-Agency Asset-Backed Securities (cost $54,289,796)		53,993,218

Non-Agency Collateralized Mortgage Obligations– 9.27%
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	3,267,946	3,325,135
Series 2004-10 1CB1 6.00% 11/25/34	1,563,688	1,592,418
Series 2004-11 1CB1 6.00% 12/25/34	5,199,846	5,295,364
Series 2004-2 1A1 6.00% 3/25/34	2,981,472	3,033,647
Bank of America Funding Series 2004-3 2A2 5.00% 9/25/19	3,201,104	3,177,095
•Bank of America Mortgage Securities
Series 2003-D 1A2 3.428% 5/25/33	175,616	175,412
Series 2003-I 2A4 3.828% 10/25/33	4,105,000	4,079,212
Series 2004-A 1A1 3.491% 2/25/34	1,677,570	1,665,220
Series 2004-E 1A1 3.533% 6/25/34	2,773,392	2,743,950
Series 2004-G 2A6 4.657% 8/25/34	2,955,000	2,949,130
Series 2005-B 2A1 4.428% 3/25/35	2,368,637	2,343,288
•Countrywide Alternative Loan Trust Series 2004-J7 1A2 4.673% 8/25/34	2,565,000	2,562,688
•Countrywide Home Loan Mortgage Pass Through Trust Series 2003-56 3A7B 4.71% 12/25/33	3,695,000	3,635,085
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34	896,830	926,466
•Deutsche Mortgage Securities Series 2004-4 1A2 4.01% 4/25/34	1,990,000	1,987,622
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	995,182	1,041,389
•Series 2004-AR5 4A1 5.664% 10/25/34	2,698,556	2,740,384
Series 2004-FA1 1A1 6.25% 10/25/34	5,072,965	5,201,895
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	1,049,473	1,115,945
Series 1999-3 A 8.00% 8/19/29	1,999,352	2,140,670
Series 2005-RP1 8.50% 2/25/35	1,351,937	1,471,982
Series 2005-RP1 1A3 8.00% 1/25/35	2,682,277	2,883,679
MASTR Adjustable Rate Mortgages Trust
•Series 2003-6 1A2 2.981% 12/25/33	2,865,000	2,817,600
Series 2005-1 1A5 8.00% 3/25/35	3,936,000	4,201,680
MASTR Alternative Loan Trust
Series 2003-6 3A1 8.00% 9/25/33	908,865	945,994

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S.$)
Series 2003-9 1A1 5.50% 12/25/18	3,108,894	3,159,300
Merrill Lynch Mortgage Trust Series 2005-GGP1 E 4.33% 11/15/10	625,000	624,985
•Nomura Asset Acceptance Series 2004-AP2 A2 4.099% 7/25/34	2,707,513	2,700,134
Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32	2,735,021	2,814,448
•Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 5A 5.50% 12/25/34	2,362,855	2,379,839
•Structured Asset Securities Series 2002-22H 1A 6.998% 11/25/32	738,362	758,483
Washington Mutual
•Series 2003-AR4 A7 3.95% 5/25/33	1,275,505	1,254,228
•Series 2003-AR9 1A7 4.058% 9/25/33	2,246,801	2,224,818
Series 2004-CB3 4A 6.00% 10/25/19	3,418,790	3,514,943
•Series 2005-AR3 A1 4.661% 3/25/35	5,649,754	5,608,786
Wells Fargo Mortgage Backed Securities Trust
•Series 2003-K 2A5 4.522% 11/25/33	2,395,000	2,259,646
•Series 2004-DD 2A3 4.545% 1/25/35	2,900,000	2,888,559
•Series 2004-DD 2A6 4.545% 1/25/35	1,355,000	1,320,754
•Series 2004-I 1A1 3.391% 7/25/34	4,966,861	5,000,621
•Series 2004-T A1 3.455% 9/25/34	3,446,847	3,425,267

Total Non-Agency Collateralized Mortgage Obligations (cost $104,907,462)		103,987,761

Sovereign Debt– 0.35%
United Mexican States 6.75% 9/27/34	3,955,000	3,869,968

Total Sovereign Agencies (cost $4,092,376)		3,869,968

U.S. Treasury Obligations– 20.05%
U.S. Treasury Bonds 5.375% 2/15/31	98,010,000	106,850,109
U.S. Treasury Inflation Index Notes
0.875% 4/15/10	5,224,046	5,111,714
1.625% 1/15/15	8,138,998	8,021,365
2.00% 1/15/14	9,019,680	9,235,043
2.00% 7/15/14	1,213,944	1,240,333
2.375% 1/15/25	8,108,134	8,723,907
3.00% 7/15/12	4,682,328	5,154,785
3.375% 1/15/07	4,729,991	4,967,053
U.S. Treasury Notes
2.00% 8/31/05	14,810,000	14,752,152
2.75% 8/15/07	3,430,000	3,345,725
3.00% 12/31/06	9,410,000	9,293,485
3.375% 2/28/07	12,710,000	12,621,132
3.375% 2/15/08	1,850,000	1,822,829
3.50% 2/15/10	2,325,000	2,257,340
4.00% 3/15/10	3,235,000	3,210,741
4.00% 2/15/15	29,485,000	28,337,856

Total U.S. Treasury Obligations (cost $221,551,531)		224,945,569

	Number of
	Shares
Warrant– 0.00%
†#Solutia144A, exercise price $7.59, expiration date 7/15/09	4,350	0

Total Warrant (cost $370,046)		0

	Principal
	Amount
	(U.S. $)
≠ Commercial Paper– 6.94%
Eiffel Funding 2.688% 4/11/05	$14,500,000	14,489,206
Fountain Square 2.757% 4/18/05	15,000,000	14,980,521
Starbird Funding 2.85% 4/1/05	8,360,000	8,360,000
Steamboat Funding 2.84% 4/1/05	15,000,000	15,000,000
Surrey Funding 2.667% 4/5/05	10,000,000	9,997,044
UBS Finance 2.83% 4/1/05	15,000,000	15,000,000

Total Commercial Paper (cost $77,826,771)		77,826,771

Total Market Value of Securities – 102.25%
(cost $1,143,236,461)		1,147,074,108
Liabilities Net of Receivables and Other Assets (See Notes) – (2.25%)		(25,240,138)

Net Assets Applicable to 86,806,364 Shares Outstanding – 100.00%		$1,121,833,970

•Variable rate notes. The interest rate shown is the rate as of March 31, 2005.

^Zero coupon bond. The interest rate shown is the yield at the time of purchase

…Non-income producing security for the period ended March 31, 2005.

=Security is being fair valued in accordance with the Fund’s fair valuation policy. See Note 1 in “Notes.” At March 31, 2005, 10 securities were fair valued which represented 1.47% of the Fund’s net assets.

@Illiquid security. See Note 3 in “Notes.” At March 31, 2005, 10 securities were deemed illiquid which represented 1.47% of the Fund’s net assets.

#Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 3 in “Notes.”

≠The interest rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:

AMBAC – Insured by the AMBAC Assurance Corporation

ARM – Adjustable Rate Mortgage

CBO – Collateralized Bond Obligation

CDO – Collateralized Debt Obligation

FGIC – Insured by the Financial Guaranty Insurance Company

FSA – Insured by the Financial Security Assurance

GNMA – Government National Mortgage Association

MBIA – Insured by the Municipal Bond Insurance Association

PRN – Principal Only Strip

S.F. – Single Family

yr – Year

TBA-To Be Announced

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust – Bond Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Fixed expenses common to all series within the Trust are allocated amongst the series (funds) on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semiannually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments

At March 31, 2005 the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005 the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments	$1,144,412,313

Aggregate unrealized appreciation	12,309,672
Aggregate unrealized depreciation	(9,647,877)

Net unrealized appreciation	$2,661,795

3. Credit and Market Risk

The Fund may invest in high-yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher-yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At March 31, 2005, 144A securities represented approximately 13.74% of total assets. 144A securities comprising 1.47% of total assets have been determined to be illiquid securities under the Fund’s Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of a fund’s limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust — Capital Appreciation Fund

March 31, 2005

	Number of	Market
	Shares	Value (U.S. $)
Common Stock– 99.81%
Aerospace & Defense – 6.12%
Boeing	186,380	$10,895,775
British Aerospace (Great Britain)	239,823	1,176,068
General Dynamics	27,095	2,900,520
Honeywell International	189,580	7,054,272
Lockheed Martin	210,360	12,844,581
Smiths Industries (Great Britain)	125,386	2,017,614

		36,888,830

Automobiles & Automotive Parts – 0.40%
Autoliv	20,790	990,644
Bayerische Motoren Werke (Germany)	30,942	1,403,452

		2,394,096

Banking & Finance – 1.10%
MBNA	134,620	3,304,921
UBS AG	39,525	3,335,910

		6,640,831

Building & Materials – 2.63%
D.R. Horton	86,253	2,522,038
Masco	165,725	5,745,686
†NVR	3,125	2,453,125
Pulte Homes	29,400	2,164,722
Ryland Group	27,620	1,712,992
Winnebago Industries	38,370	1,212,492

		15,811,055

Business Services – 0.32%
Robert Half International	70,440	1,899,062

		1,899,062

Cable, Media & Publishing – 15.13%
British Sky Broadcasting (Great Britain)	218,488	2,398,878
†Comcast Special Class A	1,089,735	36,397,149
†Lamar Advertising	72,655	2,927,270
†Time Warner	2,083,157	36,559,404
†Univision Communications Class A	466,967	12,930,316

		91,213,017

Chemicals – 0.93%
Air Products & Chemicals	16,755	1,060,424
Lyondell Chemical	67,340	1,880,133
Sigma-Aldrich	29,825	1,826,781
Syngenta ADR	41,040	861,840

		5,629,178

Computers & Technology – 3.90%
Adobe Systems	38,655	2,596,456
†Ceridian	140,770	2,400,129
†Dell	32,425	1,245,769
†eBay	160,655	5,986,004
†EMC	46,355	571,094
†IAC/InterActiveCorp	117,985	2,627,526
†NAVTEQ	66,755	2,893,829
†Yahoo	152,785	5,179,412

		23,500,219

Consumer Products – 3.19%
Esprit Holdings (Hong Kong)	206,000	1,406,445
Procter & Gamble	272,790	14,457,871
Reckitt Benckiser (Great Britain)	105,140	3,341,937

		19,206,253

Consumer Services – 1.99%
†Apollo Group Class A	27,715	2,052,573
ARAMARK Class B	108,510	2,851,643
Paychex	217,000	7,121,940

		12,026,156

	Number of	Market
	Shares	Value (U.S. $)
Electronics & Electrical Equipment – 11.73%
†Fisher Scientific International	33,631	1,914,277
General Electric	42,095	1,517,946
Intel	87,180	2,025,191
Koninklijke Philips Electronics ADR	161,405	4,441,866
Linear Technology	613,870	23,517,360
Maxim Integrated Products	699,520	28,589,381
Sony ADR	84,740	3,391,295
Texas Instruments	207,310	5,284,332

		70,681,648

Energy – 3.26%
Apache	61,175	3,745,745
EOG Resources	47,780	2,328,797
Halliburton	35,285	1,526,076
Schlumberger Limited	96,250	6,783,700
Suncor Energy	45,795	1,841,417
†Transocean	67,075	3,451,680

		19,677,415

Finance – 0.92%
American Express	49,905	2,563,620
Merrill Lynch	52,505	2,971,783

		5,535,403

Food, Beverage & Tobacco – 2.60%
†Dean Foods	37,220	1,276,646
PepsiCo	65,445	3,470,548
Sysco	123,090	4,406,622
Whole Foods Market	46,625	4,761,811
Wrigley, (Wm) Jr.	26,980	1,769,079

		15,684,706

Healthcare & Pharmaceuticals – 9.92%
Alcon	106,885	9,543,761
†Caremark Rx	182,545	7,261,640
†Celgene	39,140	1,332,717
†Genzyme	10,485	600,161
†Gilead Sciences	78,755	2,819,429
HCA	46,845	2,509,487
Johnson & Johnson	124,650	8,371,494
Medtronic	80,990	4,126,441
†Patterson Dental	68,590	3,426,071
†St. Jude Medical	72,495	2,609,820
Stryker	110,405	4,925,167
Synthes (Switzerland)	13,605	1,512,425
Teva Pharmaceutical Industries ADR	56,635	1,755,685
†Triad Hospitals	31,950	1,600,695
UnitedHealth Group	45,600	4,349,328
†Varian Medical Systems	60,460	2,072,569
†Zimmer Holdings	12,715	989,354

		59,806,244

Industrial Machinery – 5.00%
3M	35,695	3,058,705
Illinois Tool Works	46,920	4,200,748
Pentair	47,235	1,842,165
Precision Castparts	45,780	3,525,518
Rockwell Automation	20,940	1,186,042
Tyco International	481,880	16,287,543

		30,100,721

Insurance – 3.53%
American International Group	132,520	7,342,933
Berkley (W.R.)	77,398	3,838,941
†Berkshire Hathaway Class B	1,598	4,563,888
MBIA	31,115	1,626,692
MGIC Investment	21,555	1,329,297
RenaissanceRe Holdings	55,550	2,594,185

		21,295,936

Leisure, Lodging & Entertainment – 1.57%
Carnival	116,390	6,030,166
Harley-Davidson	24,050	1,389,128
†Las Vegas Sands	12,560	565,200
Royal Caribbean Cruises	32,525	1,453,542

		9,438,036

	Number of	Market
	Shares	Value (U.S. $)
Metals & Mining – 1.91%
Cia Vale do Rio Doce ADR	296,670	9,377,739
†Inco	54,175	2,156,165

		11,533,904

Packaging & Containers – 0.35%
Ball	51,000	2,115,480

		2,115,480

Retail – 11.81%
Abercrombie & Fitch Class A	81,515	4,665,919
†Amazon.Com	159,010	5,449,273
Best Buy	75,360	4,070,194
Costco Wholesale	33,200	1,466,776
Foot Locker	131,355	3,848,702
Gap	151,270	3,303,737
Lowe’s	81,505	4,653,120
McDonald’s	444,930	13,855,120
Penney (J.C.)	91,985	4,775,861
Staples	118,065	3,710,783
Walgreen	441,980	19,632,751
Wal-Mart Stores	34,830	1,745,331

		71,177,567

Telecommunications – 8.41%
†Cisco Systems	1,550,497	27,738,391
†Corning	540,855	6,019,716
†Juniper Networks	120,430	2,656,686
Nokia ADR	574,970	8,871,787
†Research In Motion	70,155	5,361,245

		50,647,825

Textiles, Apparel & Furniture – 1.07%
Burberry Group (Great Britain)	387,871	2,992,388
†Coach	35,495	2,010,082
NIKE Class B	17,710	1,475,420

		6,477,890

Transportation & Shipping – 1.58%
Canadian National Railway	28,445	1,800,853
United Parcel Service Class B	106,290	7,731,535

		9,532,388

Utilities – 0.44%
†AES	87,715	1,436,772
†Reliant Resources	107,135	1,219,196

		2,655,968

Total Common Stock (cost $472,154,712)		601,569,828

	Principal
	Amount
≠Discount Note– 0.32%
Fannie Mae 2.585% 4/1/05	$1,900,000	1,900,000

Total Discount Note (cost $1,900,000)		1,900,000

Total Market Value of Securities – 100.13%
(cost $474,054,712)		603,469,828
Liabilities Net of Receivables and Other Assets (See Notes) – (0.13%)		(789,986)

Net Assets Applicable to 35,030,221 Shares Outstanding – 100.00%		$602,679,842

†Non-income producing security for the period ended March 31, 2005.

≠ The interest rate shown is the effective yield at time of purchase.

ADR – American Depositary Receipt

Foreign Currency Exchange Contracts1

The following foreign currency exchange contracts were outstanding at March 31, 2005:

				Unrealized
Contracts to				Appreciation
Receive	In Exchange for		Settlement Date	(Depreciation)

42,048 British Pounds	US$	78,734	4/01/05	$(726)
1,550,000 British Pounds	US$	2,900,219	4/15/05	(26,717)
1,475,000 British Pounds	US$	2,730,674	5/20/05	(49,345)

				Unrealized
Contracts to				Appreciation
Receive	In Exchange for		Settlement Date	(Depreciation)

425,000 European Monetary Units	US$	560,830	9/09/05	7,074
3,665,000 European Monetary Units	US$	4,673,845	4/15/05	(78,460)
70,000,000 Japanese Yens	US$	657,173	4/15/05	3,576
80,000,000 Japanese Yens	US$	777,353	9/09/05	20,042
1,415,000 Swiss Francs	US$	1,191,329	4/15/05	7,651

				$(116,905)

[1]See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Lincoln Variable Insurance Products Trust – Capital Appreciation Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Fixed expenses common to all series within the Trust are allocated amongst the series (funds) on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments

At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments	$474,092,098

Aggregate unrealized appreciation	153,006,324
Aggregate unrealized depreciation	(23,628,594)

Net unrealized appreciation	$129,377,730

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $418,172,580 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $264,303,499 expires in 2009, $123,927,079 expires in 2010, and $29,942,002 expires in 2011.

3. Foreign Exchange Contracts: The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

4. Market Risks

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. At March 31, 2005, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust – Equity-Income Fund

March 31, 2005

	Number of	Market
	Shares	Value
Common Stock– 95.61%
Aerospace & Defense – 0.78%
Goodrich	61,800	$2,366,322
Lockheed Martin	30,670	1,872,710
Northrop Grumman	36,100	1,948,678

		6,187,710

Automobiles & Automotive Parts – 0.50%
†Navistar International	8,300	302,120
Paccar	13,900	1,006,221
Volvo AB ADR	60,200	2,672,880

		3,981,221

Banking – 7.47%
Bank of America	466,800	20,585,880
East-West Bancorp	17,200	635,024
J.P. Morgan Chase	330,036	11,419,246
Northern Trust	80,200	3,483,888
State Street	45,100	1,971,772
Wachovia	192,000	9,774,720
Wells Fargo	188,300	11,260,340

		59,130,870

Cable, Media & Publishing – 8.67%
Clear Channel Communications	45,800	1,578,726
†Comcast Special Class A	101,200	3,380,080
Disney (Walt)	158,200	4,545,086
New York Times	148,700	5,439,446
News Corporate Limited ADR Class B	1,360,700	23,961,927
Omnicom Group	140,900	12,472,468
†Time Warner	260,000	4,563,000
†Univision Communications Class A	33,200	919,308
Washington Post Class B	630	563,220
†XM Satellite Radio Holdings Class A	355,844	11,209,086

		68,632,347

Chemicals – 4.73%
Air Products & Chemicals	33,800	2,139,202
Ashland	22,200	1,497,834
Bayer ADR	52,600	1,740,534
†Celanese Series A	48,800	877,912
duPont (E.I.) deNemours	49,900	2,556,876
Eastman Chemical	257,300	15,180,700
†FMC	105,100	5,617,595
Lubrizol	88,500	3,596,640
Lyondell Chemical	64,900	1,812,008
Praxair	49,800	2,383,428

		37,402,729

Computers & Technology – 2.64%
†Ceridian	72,200	1,231,010
Computer Associates International	36	976
International Business Machines	58,100	5,309,178
Microsoft	593,600	14,347,312

		20,888,476

Consumer Products – 0.76%
Procter & Gamble	113,718	6,027,054

		6,027,054

Electronics & Electrical Equipment – 13.80%
†Altera	85,800	1,697,124
Analog Devices	221,500	8,005,010
†Applied Materials	333,200	5,414,500
†Arrow Electronics	63,900	1,619,865
†Avnet	104,200	1,919,364
†Axcelis Technologies	261,700	1,910,410
†Cascade Microtech	18,900	181,440

	Number of	Market
	Shares	Value
†Emulex	62,300	1,173,732
†Fairchild Semiconductor Class A	24,200	370,986
†FormFactor	6,100	138,104
†Freescale Semiconductor Class B	187,414	3,232,892
General Electric	1,070,600	38,605,835
Intel	438,400	10,184,032
†KLA-Tencor	211,100	9,712,711
†Lam Research	155,700	4,493,502
†MKS Instruments	138,200	2,194,616
National Semiconductor	392,800	8,095,608
†Novellus Systems	152,700	4,081,671
†Rayovac	21,000	873,600
†Teradyne	135,300	1,975,380
†Varian Semiconductor Equipment Associates	63,700	2,421,237
†Vishay Intertechnology	72,100	896,203

		109,197,822

Energy – 10.86%
BP ADR	85,800	5,353,920
ConocoPhillips	27,700	2,987,168
ENSCO International	48,400	1,822,744
Exxon Mobil	758,500	45,206,600
Halliburton	373,800	16,166,850
Smith International	12,800	802,944
Total ADR	116,200	13,622,126

		85,962,352

Finance – 8.52%
American Capital Strategies	22,100	694,161
American Express	89,300	4,587,341
Citigroup	444,998	19,998,210
Franklin Resources	13,900	954,235
Goldman Sachs Group	36,000	3,959,640
Lehman Brothers	38,900	3,662,824
Merrill Lynch	325,200	18,406,320
Morgan Stanley	50,700	2,902,575
Schwab (Charles)	59,650	626,922
SLM	233,300	11,627,672

		67,419,900

Food, Beverage & Tobacco – 4.67%
Altria Group	293,500	19,191,965
Campbell Soup	66,400	1,926,928
Coca-Cola	315,400	13,142,718
General Mills	14,100	693,015
McCormick & Company	29,600	1,019,128
Smucker (J.M.)	18,600	935,580

		36,909,334

Healthcare & Pharmaceuticals – 5.59%
Abbott Laboratories	55,300	2,578,086
Aetna	8,400	629,580
†Biogen Idec	22,800	786,828
Bristol-Myers Squibb	107,700	2,742,042
Cardinal Health	24,900	1,389,420
†Health Net	49,900	1,632,229
Johnson & Johnson	94,100	6,319,756
Merck	86,000	2,783,820
Novartis ADR	22,200	1,038,516
Pfizer	382,500	10,048,275
†Prestige Brands Holdings	25,500	450,075
Roche Holding ADR	44,300	2,382,441
UnitedHealth Group	89,300	8,517,434
Wyeth	70,300	2,965,254

		44,263,756

Industrial Machinery – 3.14%
Dover	375,400	14,186,366
†Hexcel	67,200	1,042,272
Precision Castparts	74,800	5,760,348
Tyco International	113,600	3,839,680

		24,828,666

Insurance – 2.85%
American International Group	251,480	13,934,507
†Genworth Financial	56,800	1,563,136

	Number of	Market
	Shares	Value
Hartford Financial Services	66,600	4,566,096
Willis Group Holdings	68,000	2,507,160

		22,570,899

Leisure, Lodging & Entertainment – 0.13%
Brunswick	21,400	1,002,590

		1,002,590

Real Estate – 3.11%
†Education Realty Trust	26,600	442,358
Equity Lifestyle Properties	18,845	664,286
Equity Office Properties Trust	210,600	6,345,378
General Growth Properties	502,100	17,121,610

		24,573,632

Retail – 4.87%
CVS	71,900	3,783,378
Dollar General	240,200	5,262,782
Federated Department Stores	55,700	3,544,748
†Office Depot	22,200	492,396
Penney (J.C.)	116,100	6,027,912
Tiffany & Co	36,000	1,242,720
Wal-Mart Stores	362,600	18,169,886

		38,523,822

Telecommunications – 6.25%
BellSouth	127,600	3,354,604
†Cisco Systems	224,700	4,019,883
Motorola	205,400	3,074,838
Nokia ADR	110,700	1,708,101
QUALCOMM	116,500	4,269,725
SBC Communications	97,100	2,300,299
Sprint	554,100	12,605,775
Verizon Communications	474,300	16,837,650
Vodafone ADR	47,100	1,250,976

		49,421,851

Transportation & Shipping – 4.07%
Burlington Northern Santa Fe	27,700	1,493,861
CSX	52,700	2,194,955
†EGL	36,100	823,080
†Laidlaw International	86,300	1,795,040
†Landstar System	58,011	1,899,860
Norfolk Southern	647,700	23,997,285

		32,204,081

Utilities – 2.20%
AGL Resources	19,200	670,656
Dominion Resources	11,100	826,173
Duke Energy	38,800	1,086,788
Edison International	69,300	2,406,096
Entergy	49,500	3,497,670
Exelon	128,300	5,887,687
Southern	63,600	2,024,388
TECO Energy	63,600	997,248

		17,396,706

Total Common Stock (cost $663,050,231)		756,525,818

Convertible Preferred Stock– 0.31%
Banking, Finance & Insurance – 0.08%
#Fortis Insurance 144A 7.75%	600	640,596

		640,596

Computers & Technology – 0.23%
Xerox 6.25%	13,800	1,815,804

		1,815,804

Total Convertible Preferred Stock (cost $2,532,363)		2,456,400

	Principal
	Amount
Convertible Bonds – 0.07%
#ASM International NV 144A 4.25% 12/6/11	$550,000	565,125

Total Convertible Bonds (cost $556,609)		565,125

≠ Commercial Paper– 3.87%
Fountain Square 2.844% 4/1/05	15,650,000	15,650,000
Steamboat Funding 2.844% 4/1/05	15,000,000	15,000,000

	Principal	Market
	Amount	Value
Total Commercial Paper (cost $30,650,000)		30,650,000

Total Market Value of Securities – 99.86%
(cost $696,789,203)		790,197,343
Receivables and Other Assets Net of Liabilities (See Notes) – 0.14%		1,111,186

Net Assets Applicable to 44,934,541 Shares Outstanding – 100.00%		$791,308,529

† Non-income producing security for the period ended March 31, 2005.

≠ The interest rate shown is the effective yield at time of purchase.

#Security exempt from registration under Rule 144A of the Securities Act of 1993. See Note #3 in “Notes.”

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Lincoln Variable Insurance Products Trust – Equity-Income Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Fixed expenses common to all series within the Trust are allocated amongst the series (funds) on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments

At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments	$703,949,170

Aggregate unrealized appreciation	100,132,943
Aggregate unrealized depreciation	(13,252,748)

Net unrealized appreciation	$86,880,195

3. Market Risks

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. As of March 31, 2005, the Fund did not have investments in excess of 5% of net assets in any individual foreign currency.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At March 31, 2005, 144A securities represented approximately 0.15% of total assets. 144A securities comprising 0.00% of total assets have been determined to be illiquid securities under the Fund’s Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of a fund’s limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Schedule of Investments.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust – Global Asset Allocation Fund

March 31, 2005

	Number of	Market
	Shares	Value (U.S. $)
Common Stock– 64.25%Δ
Automobiles & Automotive Parts – 1.53%
†Advance Auto Parts	11,600	$585,220
Bayerische Motoren Werke (Germany)	7,177	325,531
Honda Motor Limited (Japan)	8,300	415,677
Johnson Controls	22,600	1,260,177
Magna International Class A (Canada)	3,800	254,506
NGK Spark Plug (Japan)	40,000	413,709
Nissan Motor (Japan)	52,600	539,122
Volkswagen (Germany)	5,807	276,414

		4,070,356

Banks – 7.64%
ABN AMRO Holding (Netherlands)	57,955	1,437,932
Australia & New Zealand Banking Group (Australia)	27,212	433,318
Bank of Ireland (Ireland)	74,135	1,169,709
Bank of Nova Scotia (Canada)	12,000	392,426
†Bank of Yokohama (Japan)	52,000	317,165
Barclays (United Kingdom)	134,818	1,379,592
BNP Paribas (France)	14,081	997,537
DBS Group Holdings Limited (Singapore)	29,000	261,720
†Deutsche Postbank (Germany)	7,331	336,602
Fifth Third Bancorp	28,000	1,203,440
Freddie Mac	39,700	2,509,040
HBOS (United Kingdom)	31,633	493,471
HSBC Holdings (United Kingdom)	31,697	502,407
KBC Bankverzekerings (Belgium)	5,040	424,995
National Australia Bank (Australia)	21,997	481,587
PNC Financial Services Group	26,100	1,343,628
Royal Bank of Scotland Group (United Kingdom)	52,640	1,676,178
Sumitomo Mitsui Financial Group (Japan)	57	385,936
Sumitomo Trust & Banking (Japan)	47,000	306,393
UniCredito Italiano (Italy)	142,945	839,407
Wells Fargo	58,000	3,468,400

		20,360,883

Capital Goods – 4.07%
Balfour Beatty (United Kingdom)	27,565	163,305
Illinois Tool Works	27,600	2,471,028
Lockheed Martin	27,000	1,648,620
Masco	79,000	2,738,930
†Mettler-Toledo International	24,700	1,173,250
Mitsubishi (Japan)	33,900	439,143
Northrop Grumman	24,400	1,317,112
Sandvik (Sweden)	13,100	544,629
Wolseley (United Kingdom)	16,477	345,314

		10,841,331

Commercial Services & Supplies – 0.46%
Adecco (Switzerland)	9,077	498,462
Equifax	6,800	208,692
Meitec (Japan)	3,900	136,032
Rentokil Initial (United Kingdom)	124,870	382,276

		1,225,462

	Number of	Market
	Shares	Value (U.S. $)
Consumer Durables & Apparel – 1.06%
Christian Dior (France)	2,035	148,386
Electrolux Series B (Sweden)	17,900	416,391
Fuji Photo Film (Japan)	9,800	358,275
Funai Electric (Japan)	2,900	357,547
Koninklijke Philips Electronics (Netherlands)	14,144	389,616
LVMH Moet Hennessy Louis Vuitton (France)	3,822	285,872
Sekisui House (Japan)	38,600	412,189
Yamaha (Japan)	16,900	243,826
Yue Yuen Industrial Holdings (Hong Kong)	70,000	199,245

		2,811,347

Diversified Financials – 5.69%
Citigroup	106,300	4,777,122
†Contifinancial Liquidating Trust	165,347	2,894
†Credit Suisse Group (Switzerland)	31,879	1,368,260
Fortis (Belgium)	20,430	582,105
J.P. Morgan Chase	74,000	2,560,400
Mellon Financial	73,800	2,106,252
Morgan Stanley	59,800	3,423,550
Takefuji (Japan)	4,930	331,962

		15,152,545

Electronics & Electrical Equipment – 0.35%
Electrocomponents (United Kingdom)	54,629	254,991
Murata Manufacturing (Japan)	5,900	316,391
Yokogawa Electric (Japan)	25,900	350,727

		922,109

Energy – 3.63%
BP (United Kingdom)	176,130	1,827,301
Ente Nazionale Idrocarburi (Italy)	27,342	709,932
Exxon Mobil	45,300	2,699,879
Marathon Oil	30,300	1,421,676
Petro-Canada (Canada)	7,600	441,459
Shell Transport & Trading (United Kingdom)	51,935	466,676
Total (France)	9,005	2,107,009

		9,673,932

Food & Staples Retailing – 2.64%
Aeon Limited (Japan)	11,900	200,988
Albertson’s	65,800	1,358,770
Costco Wholesale	51,400	2,270,852
†Kroger	83,500	1,338,505
Shoppers Drug Mart (Canada)	12,500	417,149
Tesco (United Kingdom)	202,811	1,213,983
Woolworths Limited (Australia)	18,401	228,073

		7,028,320

Food, Beverage & Tobacco – 1.25%
†Aurora Foods	708	6
†Cott (Canada)	7,400	179,830
Diageo (United Kingdom)	65,963	929,916
Gallaher Group (United Kingdom)	46,260	660,020
Heineken NV (Netherlands)	9,584	332,087
Nestle (Switzerland)	3,825	1,046,247
Pernod-Ricard (France)	1,349	188,336

		3,336,442

Healthcare Equipment & Services – 2.83%
Fresenius Medical Care (Germany)	4,804	389,214
†Medco Health Solutions	28,300	1,402,831
Medtronic	15,100	769,345
Straumann Holding AG (Switzerland)	1,570	339,878
UnitedHealth Group	33,200	3,166,616
†Wellpoint	11,800	1,479,130

		7,547,014

	Number of	Market
	Shares	Value (U.S. $)
Household & Personal Products – 0.73%
Kao (Japan)	18,700	429,895
Kimberly-Clark	23,200	1,524,936

		1,954,831

Insurance – 3.18%
AFLAC	22,200	827,172
Allstate	22,600	1,221,755
American International Group	14,400	797,904
Great-West Lifeco (Canada)	8,800	193,551
Hartford Financial Services	15,900	1,090,104
Prudential (United Kingdom)	115,130	1,100,889
QBE Insurance Group (Australia)	57,016	655,616
Sompo Japan Insurance (Japan)	53,500	558,326
Swiss Reinsurance	10,449	748,042
Willis Group Holdings	34,500	1,272,014

		8,465,373

Materials – 2.19%
Alcan (Canada)	14,500	551,513
CRH (Ireland)	27,821	729,221
Holcim Limited (Switzerland)	9,469	582,117
Martin Marietta Materials	30,000	1,677,601
Nippon Unipac Holdings (Japan)	65	300,070
Nitto Denko (Japan)	10,400	545,097
Shin-Etsu Chemical (Japan)	13,100	496,022
Solvay (Belgium)	2,440	290,835
UPM-Kymmene (Finland)	30,591	678,102

		5,850,578

Media – 4.48%
Clear Channel Communications	23,500	810,045
Dex Media	26,900	555,485
ITV (United Kingdom)	94,505	228,150
Omnicom Group	27,000	2,390,040
†Premiere AG (Germany)	1,577	65,314
Reed Elsevier (Netherlands)	36,617	552,037
SKY Perfect Communications (Japan)	124	96,448
Television Broadcasts (Hong Kong)	15,000	75,582
†Time Warner	108,300	1,900,665
Tribune	26,000	1,036,620
†Univision Communications Class A	33,100	916,539
Viacom Class B	64,300	2,239,569
VNU (Netherlands)	25,954	756,994
WPP Group (United Kingdom)	28,582	324,887

		11,948,375

Pharmaceuticals & Biotechnology – 7.07%
†Actelion (Switzerland)	3,450	348,922
Allergan	37,200	2,584,284
AstraZeneca (United Kingdom)	11,981	472,293
Bristol-Myers Squibb	37,000	942,020
†Cephalon	18,500	866,355
†Genzyme	28,700	1,642,788
Johnson & Johnson	65,400	4,392,263
†Millennium Pharmaceuticals	43,000	362,060
Mylan Laboratories	87,200	1,545,184
Novartis (Switzerland)	6,958	324,521
Roche Holding (Switzerland)	14,481	1,551,709
Sanofi-Aventis (France)	12,975	1,094,108
Wyeth	64,600	2,724,828

		18,851,335

Real Estate – 0.38%
Cheung Kong Holdings (Hong Kong)	35,300	313,423

	Number of	Market
	Shares	Value (U.S. $)
Sun Hung Kai Properties (Hong Kong)	33,000	299,348
Unibail (France)	3,293	390,374

		1,003,145

Retail – 1.74%
Canadian Tire Class A (Canada)	5,800	273,598
GUS (United Kingdom)	22,004	379,228
Kesa Electricals (United Kingdom)	59,307	338,188
Kingfisher (United Kingdom)	128,454	701,536
†Kohl’s	20,700	1,068,741
†InterActiveCorp	56,800	1,264,936
†Office Depot	27,900	618,822

		4,645,049

Semiconductors & Semiconductor Equipment – 1.09%
†Applied Materials	60,400	981,500
†ASML Holding (Netherlands)	18,758	316,837
NEC Electronics (Japan)	3,000	139,893
Rohm Limited (Japan)	6,800	656,377
Xilinx	27,800	812,594

		2,907,201

Software & Services – 1.86%
Computer Associates International	508	13,767
Microsoft	124,200	3,001,913
†Oracle	122,600	1,530,048
†Veritas Software	17,300	401,706

		4,947,434

Technology Hardware & Equipment – 0.80%
Canon (Japan)	14,000	750,757
Hewlett-Packard	63,400	1,390,996

		2,141,753

Telecommunications – 4.55%
BCE (Canada)	16,500	412,705
BT Group (United Kingdom)	166,764	647,617
France Telecom (France)	35,662	1,067,882
Koninklijke (Netherlands)	45,512	407,081
†Nextel Communications Class A	118,800	3,376,296
Nokia OYJ (Finland)	60,058	931,124
NTT DoCoMo (Japan)	564	946,794
SBC Communications	34,700	822,043
Telekom Austria (Austria)	32,655	639,193
Telenor Asa (Norway)	47,000	422,735
†USA Mobility	4	130
Vodafone Group (United Kingdom)	919,498	2,445,702

		12,119,302

Transportation & Shipping – 1.83%
Burlington Northern Santa Fe	45,200	2,437,637
Canadian National Railway (Canada)	11,500	726,000
East Japan Railway (Japan)	80	429,750
Qantas Airways Limited (Australia)	140,692	385,705
TNT Post Group (Netherlands)	31,514	896,693

		4,875,785

Utilities – 3.20%
American Electric Power	29,400	1,001,364
Exelon	56,500	2,592,784
FirstEnergy	39,600	1,661,220
National Grid Transco (United Kingdom)	33,426	309,991
NiSource	29,300	667,747
Pepco Holdings	23,000	482,770
Scottish & Southern Energy (United Kingdom)	29,962	499,678
Sempra Energy	27,900	1,111,536
Tokyo Gas (Japan)	47,000	189,359

		8,516,449

Total Common Stock (cost $149,065,160)		171,196,351

	Number of	Market
	Shares	Value (U.S. $)
µ Investment Companies– 5.66%
UBS Emerging Markets Equity Relationship Fund	767,266	12,341,625
UBS High Yield Relationship Fund	147,744	2,738,596

Total Investment Companies (cost $12,203,925)		15,080,221

Preferred Stock– 0.00%
US Airways Series A	8	0
World Access Series D	8	0

Total Preferred Stock (cost $9,464)		0

	Principal
	AmountO
Agency Collateralized Mortgage Obligations– 0.67%
Fannie Mae Grantor Trust
Series 2001-T7 A1 7.50% 2/25/41	258	272
Series 2002-T19 A1 6.50% 7/25/42	771,682	797,765
•Fannie Mae Whole Loan Series 2004-W1 3A 4.026% 1/25/43	730,431	761,258
Freddie Mac 6.00% 8/15/30	211,364	215,916

Total Agency Collateralized Mortgage Obligations (cost $1,785,697)		1,775,211

Agency Mortgage-Backed Securities– 6.14%
Fannie Mae 7.00% 1/1/34	257,491	272,136
•Fannie Mae ARM
4.662% 2/1/34	573,828	575,649
4.954% 2/1/35	995,773	1,009,143
Fannie Mae S.F. 15 yr 5.50% 11/1/16	717,113	731,904
Fannie Mae S.F. 15 yr 5.50% 4/1/20 TBA	785,000	799,964
Fannie Mae S.F. 20 yr 5.50% 4/1/24	984,857	994,398
Fannie Mae S.F. 30 yr
6.00% 1/1/33	1,156,054	1,186,401
6.00% 1/1/35	491,113	502,316
6.00% 1/1/35	648,673	663,470
6.50% 3/1/29	1,090,905	1,136,928
6.50% 12/1/29	1,221,464	1,273,376
Fannie Mae S.F. 30 yr 6.50% 4/1/35 TBA	3,645,000	3,782,826
•Freddie Mac ARM 4.513% 1/1/35	492,701	490,238
Freddie Mac S.F. 20 yr 5.50% 5/1/23	1,280,542	1,300,951
Freddie Mac S.F. 30 yr 6.50% 11/1/28	1,152,046	1,200,288
•GNMA ARM 4.125% 12/20/29	170,298	172,798
GNMA S.F. 30 yr 6.50% 8/15/27	250,697	262,997

Total Agency Mortgage-Backed Securities (cost $16,469,628)		16,355,783

Agency Obligations– 1.39%
Fannie Mae
6.25% 2/1/11	395,000	422,588
6.625% 11/15/30	320,000	384,905
Freddie Mac
5.00% 1/30/14	1,170,000	1,156,695
5.125% 7/15/12	680,000	697,632
6.875% 9/15/10	935,000	1,039,607

Total Agency Obligations (cost $3,688,896)		3,701,427

Commercial Mortgage-Backed Securities– 1.69%
•#Commercial Mortgage Structure Pass Through Securities 144A
Series 2001-FL5A E 4.31% 11/15/13	51,286	51,269
Series 2001-FL5A F 3.60% 11/15/13	90,000	89,170
DLJ Commercial Mortgage Series 1999-CG1 A1A 6.08% 3/10/32	479,933	492,145
First Union Commercial Mortgage Securities Series 1997-C2 A3 6.65% 11/18/29	159,209	166,635
#Four Times Square Trust 144A
Series 2000-4TS A1 7.69% 4/15/15	303,767	328,608
Series 2004-4TS C 7.86% 4/15/15	575,000	648,315
GMAC Commercial Mortgage Securities Series 1997-C2 A3 6.566% 4/15/29	571,196	597,550

		Principal	Market
		Amount	Value (U.S. $)
#Mach One Trust Commercial Mortgage Series 2004-1 A1 144A 3.89% 5/28/40		357,001	350,009
Merrill Lynch Mortgage Investors
Series 1996-C2 A3 6.96% 11/21/28		411,470	423,980
•Series 1998-C1 A1 6.31% 11/15/26		362,515	367,314
Morgan Stanley Dean Witter Capital Series 2000-LIFE A2 7.57% 11/15/36		300,000	333,506
PNC Mortgage Acceptance Series 2000-C1 A2 7.61% 2/15/10		600,000	664,340

Total Commercial Mortgage-Backed Securities (cost $4,699,432)			4,512,841

≠ Commercial Paper– 3.28%
Amsterdam Funding 2.814% 4/12/05 (Netherlands)		1,625,000	1,623,625
Barton Capital 2.682% 4/1/05		1,008,000	1,008,000
BP Capital Markets 2.890% 4/1/05		754,000	754,000
Falcon Asset Securities 2.753% 4/8/05		1,642,000	1,641,135
New Center Asset Trust 2.795% 4/14/05		2,299,000	2,296,716
Yorktown Capital 2.825% 4/22/05		1,429,000	1,426,683

Total Commercial Paper (cost $8,750,159)			8,750,159

Corporate Bonds– 3.04%
Aerospace & Defense – 0.08%
Boeing Capital 7.375% 9/27/10		50,000	56,255
#Bombardier Capital 144A 6.125% 6/29/06		100,000	100,250
Lockheed Martin 8.50% 12/1/29		35,000	47,568

			204,073

Automobiles & Automotive Parts – 0.29%
DaimlerChrysler 4.05% 6/4/08		210,000	204,089
Ford Motor 7.45% 7/16/31		135,000	122,449
Ford Motor Credit 5.80% 1/12/09		250,000	238,966
GMAC
6.125% 9/15/06		60,000	59,744
6.875% 9/15/11		45,000	40,769
8.00% 11/1/31		115,000	100,398

			766,415

Banks – 0.64%
Abbey National (United Kingdom) 7.95% 10/26/29		30,000	38,905
Bank of America 7.40% 1/15/11		180,000	203,163
Bank One 7.875% 8/1/10		75,000	85,527
Citigroup 5.00% 9/15/14		306,000	300,982
HSBC Holdings (United Kingdom) 5.25% 12/12/12		45,000	45,673
J.P. Morgan Chase 6.75% 2/1/11		75,000	82,211
National Westminster Bank (United Kingdom) 7.375% 10/1/09		40,000	44,378
Rentenbank (Germany) 6.00% 9/15/09	AUD	415,000	319,921
U.S. Bank National Association 6.375% 8/1/11		50,000	54,231
Wachovia Bank 7.80% 8/18/10		120,000	137,612
Washington Mutual 5.625% 1/15/07		200,000	204,585
Wells Fargo 6.375% 8/1/11		175,000	190,041

			1,707,229

Beverage/Bottling – 0.05%
Coors Brewing 6.375% 5/15/12		25,000	26,901
#Miller Brewing 144A 5.50% 8/15/13		95,000	96,745

			123,646

Brokerage – 0.22%
Credit Suisse First Boston USA 6.50% 1/15/12		85,000	92,099
Goldman Sachs Group 6.875% 1/15/11		235,000	256,633
Morgan Stanley 6.75% 4/15/11		220,000	240,081

			588,813

Chemicals – 0.09%
Dow Chemical 6.125% 2/1/11		100,000	107,158
ICI Wilmington 4.375% 12/1/08		80,000	79,079
Rohm & Haas 7.85% 7/15/29		40,000	51,893

			238,130

Consumer Products – 0.05%
Avon Products 7.15% 11/15/09		75,000	82,975

		Principal	Market
		Amount	Value (U.S. $)
Newell Rubbermaid 4.00% 5/1/10		55,000	52,868

			135,843

Consumer Services – 0.02%
Cendant 6.25% 1/15/08		50,000	52,075

			52,075

Energy – 0.20%
Amerada Hess 7.875% 10/1/29		40,000	47,950
Anadarko Finance (Canada) 7.50% 5/1/31		40,000	49,237
Burlington Resources Finance (Canada) 6.68% 2/15/11		40,000	43,530
Devon Financing 6.875% 9/30/11		60,000	66,149
Duke Capital 5.668% 8/15/14		45,000	45,335
Duke Energy Field Services 7.875% 8/16/10		60,000	68,207
Marathon Oil 6.125% 3/15/12		40,000	42,760
Pemex Project Funding Master Trust 8.00% 11/15/11		100,000	110,901
Valero Energy 7.50% 4/15/32		50,000	60,469

			534,538

Entertainment – 0.04%
Time Warner 7.625% 4/15/31		70,000	82,487
Viacom 6.625% 5/15/11		25,000	26,928

			109,415

Environmental Services – 0.02%
Waste Management 7.375% 8/1/10		40,000	44,627

			44,627

Finance – 0.37%
Countrywide Home Loans 3.25% 5/21/08		45,000	43,106
General Electric Capital
6.00% 6/15/12		400,000	426,801
6.75% 3/15/32		50,000	57,909
HSBC Finance 6.75% 5/15/11		125,000	137,014
International Lease Finance 3.50% 4/1/09		50,000	47,900
#SMFG Finance 144A (Cayman Islands) 2.25% 7/11/05	JPY	9,000,000	193,871
USA Education 5.625% 4/10/07		80,000	82,083

			988,684

Food – 0.06%
ConAgra Foods 6.75% 9/15/11		55,000	60,526
Kraft Foods 5.625% 11/1/11		90,000	93,512

			154,038

Gaming – 0.02%
Harrah’s Operating 7.50% 1/15/09		50,000	54,430

			54,430

Healthcare – 0.02%
#McKesson 144A 7.75% 2/1/12		55,000	62,483

			62,483

Home Builders – 0.02%
Centex 7.875% 2/1/11		55,000	62,233

			62,233

Insurance – 0.05%
Allstate 7.20% 12/1/09		25,000	27,654
Marsh & McLennan 6.25% 3/15/12		60,000	62,793
Travelers Property Casualty 5.00% 3/15/13		45,000	44,311

			134,758

Machinery – 0.02%
John Deere Capital 7.00% 3/15/12		50,000	56,227

			56,227

Media – 0.08%
Comcast Cable Communication 6.75% 1/30/11		165,000	178,449
#News America 144A 6.20% 12/15/34		40,000	39,684

			218,133

Metals & Mining – 0.02%
Alcoa 6.00% 1/15/12		40,000	42,702

			42,702

	Principal	Market
	Amount	Value (U.S. $)
Paper & Forest Products – 0.03%
International Paper 6.75% 9/1/11	40,000	43,912
Weyerhaeuser 7.375% 3/15/32	40,000	46,913

		90,825

Pharmaceuticals – 0.03%
Bristol-Myers Squibb 5.75% 10/1/11	45,000	47,065
Wyeth 5.50% 3/15/13	40,000	40,726

		87,791

Real Estate – 0.02%
EOP Operating 7.25% 6/15/28	50,000	55,646

		55,646

Retail – 0.03%
Kroger 7.50% 4/1/31	40,000	45,844
Safeway 7.25% 2/1/31	20,000	21,823

		67,667

Technology/Software – 0.02%
Computer Sciences 3.50% 4/15/08	50,000	48,729

		48,729

Telecommunications – 0.23%
AT&T 9.75% 11/15/31	60,000	73,500
AT&T Wireless Services 8.75% 3/1/31	55,000	72,780
BellSouth 6.55% 6/15/34	45,000	48,314
Deutsche Telekom International Finance (Netherlands) 8.75% 6/15/30	35,000	45,910
France Telecom (France) 8.75% 3/1/31	35,000	46,204
Motorola 7.625% 11/15/10	40,000	44,998
Sprint Capital 8.375% 3/15/12	65,000	76,068
Telecom Italia Capital (Luxembourg) 5.25% 11/15/13	45,000	44,534
TELUS (Canada) 8.00% 6/1/11	45,000	52,176
Verizon New York 6.875% 4/1/12	105,000	114,611

		619,095

Tobacco – 0.04%
Altria Group 7.75% 1/15/27	50,000	57,228
UST 6.625% 7/15/12	50,000	55,015

		112,243

Transportation & Shipping – 0.05%
#ERAC USA Finance 144A 8.00% 1/15/11	50,000	57,657
Union Pacific 6.70% 12/1/06	75,000	78,004

		135,661

Utilities – 0.23%
American Electric Power 6.125% 5/15/06	60,000	61,351
Dominion Resources 8.125% 6/15/10	35,000	40,081
FirstEnergy 6.45% 11/15/11	45,000	47,541
FPL Group Capital 7.625% 9/15/06	100,000	104,995
Pacific Gas & Electric 6.05% 3/1/34	45,000	46,366
PPL Capital Funding Trust I 4.33% 3/1/09	50,000	48,689
Progress Energy 7.00% 10/30/31	45,000	49,525
PSEG Power 7.75% 4/15/11	25,000	28,510
Sempra Energy 7.95% 3/1/10	40,000	45,073
TXU Energy 7.00% 3/15/13	65,000	71,244
Xcel Energy 7.00% 12/1/10	55,000	60,638

		604,013

Total Corporate Bonds (cost $8,070,070)		8,100,162

Non-Agency Asset-Backed Securities– 0.96%
•Capital One Multi-Asset Trust Series 2003-A1 A1 3.20% 1/15/09	105,000	105,379
Conseco Finance Securitizations
Series 2000-1 A4 7.62% 5/1/31	438,084	445,527
Series 2000-5 A5 7.70% 2/1/32	1,000,000	981,485
Series 2002-2 A4 8.48% 12/1/30	554,789	572,645
•#Countrywide Asset-Backed Certificates 144A
Series 2003-SD3 A1 3.27% 12/25/32	29,943	30,118
Series 2004-SD1 A1 3.19% 6/25/33	45,418	45,505

		Principal	Market
		Amount	Value (U.S. $)
First Franklin Mortgage Loan Series 2004-FFB A1 4.167% 6/25/24		177,981	176,032
MMCA Automobile Trust Series 2001-1 B 6.19% 6/15/07		58,008	58,059
•#Providian Gateway Master Trust Series 2004-BA D 144A 4.21% 7/15/10		135,000	136,029

Total Non-Agency Asset-Backed Securities (cost $2,584,810)			2,550,779

Non-Agency Collateralized Mortgage Obligations– 0.59%
GSR Series 2005-4F 65PT 6.50% 4/1/20		550,000	569,737
•#Paragon Mortgages Series 7A B1A 144A (United Kingdom) 3.544% 5/15/43		170,000	170,437
•Permanent Financing Series 2004 2C (United Kingdom) 3.18% 6/10/42		600,000	599,988
•Structured Adjustable Rate Mortgage Loan Trust Series 2004-3AC A1 4.94% 3/25/34		253,243	249,264

Total Non-Agency Collateralized Mortgage Obligations (cost $1,601,944)			1,589,426

Sovereign Debt– 7.74%
Austria – 0.69%
#Republic of Austria 144A 3.80% 10/20/13	EUR	585,000	773,304
Republic of Austria 5.875% 7/15/06	EUR	780,000	1,055,496

			1,828,800

Belgium – 0.25%
Kingdom of Belgium 5.75% 3/28/08	EUR	465,000	654,825

			654,825

Canada – 0.30%
Government of Canada
5.00% 6/1/14	CAD	150,000	130,435
5.75% 6/1/29	CAD	215,000	203,480
6.00% 6/1/08	CAD	470,000	417,517
8.00% 6/1/23	CAD	50,000	58,045

			809,477

Finland – 0.49%
Republic of Finland
5.00% 7/4/07	EUR	275,000	375,464
5.75% 2/23/11	EUR	625,000	920,282

			1,295,746

France – 1.26%
Government of France
5.00% 10/25/16	EUR	480,000	695,320
5.50% 4/25/07	EUR	272,000	373,457
5.50% 4/25/10	EUR	515,000	743,284
5.50% 4/25/29	EUR	415,000	653,022
8.50% 10/25/19	EUR	450,000	883,739

			3,348,822

Germany – 2.76%
Deutsche Bundesrepublic
3.50% 10/10/08	EUR	470,000	623,068
4.50% 7/4/09	EUR	1,631,000	2,244,416
4.75% 7/4/34	EUR	460,000	660,716
5.00% 7/4/12	EUR	895,000	1,281,552
6.00% 1/4/07	EUR	1,275,000	1,751,455
6.50% 7/4/27	EUR	450,000	789,386

			7,350,593

Italy – 0.76%
Italy Buoni Poliennali Del Tesoro 4.25% 2/1/15	EUR	395,000	534,387
Republic of Italy
5.25% 11/1/29	EUR	215,000	321,240
8.75% 7/1/06	EUR	840,000	1,173,765

			2,029,392

Mexico – 0.07%
Mexico Government International Bond 8.125% 12/30/19		160,000	183,760

			183,760

Netherlands – 0.33%
Netherlands Government 5.00% 7/15/11	EUR	615,000	875,253

			875,253

		Principal	Market
		Amount	Value (U.S. $)
Supranational – 0.23%
Eurofima 6.50% 8/22/11	AUD	655,000	517,314
European Investment Bank 5.75% 9/15/09	AUD	137,000	105,000

			622,314

Sweden – 0.13%
Kingdom of Sweden
5.00% 1/28/09	SEK	1,120,000	170,001
6.75% 5/5/14	SEK	1,075,000	188,451

			358,452

United Kingdom – 0.47%
U.K. Treasury
4.75% 9/7/15	GBP	390,000	740,844
5.00% 3/7/25	GBP	260,000	514,470

			1,255,314

Total Sovereign Debt (cost $20,199,219)			20,612,748

U.S. Treasury Obligations– 5.95%
U.S. Treasury Bonds
5.375% 2/15/31		135,000	147,176
6.25% 8/15/23		155,000	180,521
6.25% 5/15/30		265,000	318,476
8.75% 5/15/17		725,000	996,451
U.S. Treasury Notes
2.50% 10/31/06		3,010,000	2,955,916
2.875% 11/30/06		4,620,000	4,558,642
3.625% 1/15/10		4,090,000	3,993,345
4.75% 5/15/14		2,650,000	2,700,517

Total U.S. Treasury Obligations (cost $15,861,463)			15,851,044

	Numberof
	Shares
Warrants– 0.00%
†#Mediq 144A, exercise price $0.01, expiration date 6/1/09	40	0
@†#Pliant 144A, exercise price $0.01, expiration date 6/1/10	30	0
†#Solutia144A, exercise price $7.59, expiration date 7/15/09	20	0
†Startec Global, exercise price $24.20, expiration date 5/15/08	40	0
†US Airways, exercise price $10.00, expiration date 1/1/10	8	0

Total Warrants (cost $3,520)		0

Total Market Value of Securities – 101.36%
(cost $244,993,387)		270,076,152
Liabilities Net of Receivables and Other Assets (See Notes) – (1.36%)		(3,626,509)

Net Assets Applicable to 18,985,746 Shares Outstanding – 100.00%		$266,449,643

…Non-income producing security for the period ended March 31, 2005.

≠ The interest rate shown is the effective yield at the time of purchase.

O Principal amount shown is stated in the currency in which each foreign bond is denominated. Unless otherwise indicated, all securities are denominated in U.S. Dollars.

 AUD – Australian Dollar

 CAD – Canadian Dollar

 EUR – European Monetary Unit

 GBP – British Pounds Sterling

 JPY – Japanese Yen

 SEK – Swedish Krona

#Security exempt from registration under Rule 144A of the Securities Act of 1993. See Note #6 in “Notes.”

ΔSecurities have been classified by type of business.

•Variable rate notes. The interest rate shown is the rate as of March 31, 2005.

@Illiquid security. See Note #6 in “Notes.” At March 31, 2005, 1 security was deemed illiquid which represented 0.00% of the Fund’s net assets.

µAffiliated security.

ARM – Adjustable Rate Mortgage

GNMA – Government National Mortgage Association

S.F. – Single Family

TBA – To Be Announced

yr – Year

Foreign Currency Exchange Contracts1

The following forward foreign currency exchange contracts were outstanding at March 31, 2005:

				Unrealized
Contracts to				Appreciation
Receive (Deliver)	In Exchange for		Settlement Date	(Depreciation)

(3,570,000) Australian Dollars	US$	2,804,592	6/17/05	$64,239
1,100,000 British Pounds	US$	(2,108,590)	6/17/05	(38,101)
(7,880,000) British Pounds	US$	14,872,791	6/17/05	40,559
(5,600,000) European Monetary Units	US$	7,476,298	6/17/05	202,122
1,490,000,000 Japanese Yens	US$	(14,277,639)	6/17/05	(288,039)
9,400,000 Singapore Dollars	US$	(5,717,762)	6/17/05	(11,731)
9,600,000 Swedish Kroner	US$	(1,399,580)	6/17/05	(38,978)
(9,600,000) Swedish Kroner	US$	1,418,021	6/17/05	57,419
(2,590,000) Swiss Francs	US$	2,243,688	6/17/05	67,815
205,000,000 Thailand Baht	US$	(5,167,633)	6/17/05	75,843

				$131,148

[1]See Note #3 in “Notes.”

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Lincoln Variable Insurance Products Trust – Global Asset Allocation Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Fixed expenses common to all series within the Trust are allocated amongst the series (funds) on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments

At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments	$245,248,930

Aggregate unrealized appreciation	28,746,636
Aggregate unrealized depreciation	(3,919,414)

Net unrealized appreciation	$24,827,222

3. Foreign Exchange Contracts – The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Financial Futures Contracts – The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates or with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund’s custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. No financial futures were outstanding at March 31, 2005.

5. Swap Agreements – The Fund enters into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on the maturity or termination of the swap agreement. No swap agreements were outstanding at March 31, 2005.

6. Credit and Market Risks – Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At March 31, 2005, 144A securities represented approximately 1.19% of total assets. 144A securities comprising 0.00% of total assets have been determined to be illiquid securities under the Fund’s Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of a fund’s limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Schedule of Investments.

The Fund invests in high-yield fixed-income securities, which carry ratings of BBB or lower by S&P and Baa or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories .

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Growth and Income Fund

March 31, 2005

	Number of	Market
	Shares	Value
Common Stock - 98.99%
Basic Materials - 3.62%
Alcoa	330,300	$10,037,817
Dow Chemical	252,300	12,577,155
duPont (E.I.) deNemours	229,100	11,739,084
Freeport-McMoRan Copper & Gold Class B	173,100	6,856,491
International Paper	215,400	7,924,566
Lubrizol	149,000	6,055,360
Masco	184,600	6,400,082
PPG Industries	78,400	5,607,168
Weyerhaeuser	149,300	10,227,050

		77,424,773

Business Services - 0.74%
Deluxe	144,200	5,747,812
Waste Management	352,800	10,178,280

		15,926,092

Capital Goods - 8.61%
3M	126,600	10,848,354
Caterpillar	115,900	10,597,896
Cummins	103,900	7,309,365
General Electric	1,904,200	68,665,452
Goodrich	218,000	8,347,220
Honeywell International	291,000	10,828,110
Johnson Controls	180,800	10,081,408
Northrop Grumman	164,900	8,901,302
PACCAR	169,400	12,262,866
Rockwell Automation	174,000	9,855,360
Textron	92,500	6,902,350
Tyco International	166,400	5,624,320
United Technologies	137,500	13,978,250

		184,202,253

Communication Services - 1.41%
CenturyTel	263,200	8,643,488
SBC Communications	553,500	13,112,415
Verizon Communications	240,100	8,523,550

		30,279,453

Consumer Discretionary - 4.93%
Best Buy	225,500	12,179,255
†Coach	201,900	11,433,597
Federated Department Stores	129,200	8,222,288
Gap	440,300	9,616,152
Home Depot	698,150	26,697,256
Limited Brands	99,700	2,422,710
NIKE	120,800	10,063,848
RadioShack	285,800	7,002,100
Wal-Mart Stores	358,900	17,984,479

		105,621,685

Consumer Services - 2.23%
Cendant	399,200	8,199,568
Marriott International Class A	182,100	12,175,206
McDonald’s	451,800	14,069,052
†MGM MIRAGE	19,500	1,380,990
Yum Brands	230,100	11,921,481

		47,746,297

Consumer Staples - 7.81%
Altria Group	458,600	29,987,854
Anheuser-Busch	148,800	7,051,632
Clorox	93,100	5,864,369
Coca-Cola	211,200	8,800,704
CVS	179,900	9,466,338
Fortune Brands	197,700	15,940,551
Gillette	240,100	12,120,248

	Number of	Market
	Shares	Value
Kellogg	156,900	6,789,063
Kimberly-Clark	215,700	14,177,961
PepsiCo	555,400	29,452,862
Procter & Gamble	373,900	19,816,700
Tyson Foods Class A	454,800	7,586,064

		167,054,346

Credit Cyclicals - 1.09%
General Motors	188,400	5,537,076
KB Home	151,500	17,795,190

		23,332,266

Energy - 8.42%
ChevronTexaco	514,100	29,977,171
ConocoPhillips	144,100	15,539,744
Devon Energy	192,500	9,191,875
ENSCO International	199,400	7,509,404
Exxon Mobil	1,370,600	81,687,760
†Nabors Industries	146,000	8,634,440
†National-Oilwell	202,600	9,461,420
Occidental Petroleum	140,400	9,992,268
Tidewater	210,000	8,160,600

		180,154,682

Finance - 21.68%
Allstate	232,000	12,541,920
American Express	120,100	6,169,537
American International Group	420,900	23,322,069
Bank of America	834,000	36,779,400
Berkley (W.R.)	148,700	7,375,520
Capital One Financial	74,600	5,577,842
CIGNA	110,800	9,894,440
CIT Group	280,100	10,643,800
Citigroup	1,275,100	57,302,994
Countrywide Financial	467,700	15,181,542
Everest Re Group	85,900	7,310,949
Freddie Mac	335,500	21,203,600
Goldman Sachs Group	58,600	6,445,414
J.P. Morgan Chase	875,700	30,299,220
Lehman Brothers Holdings	114,200	10,753,072
MBNA	812,400	19,944,420
Mellon Financial	548,800	15,662,752
Merrill Lynch	271,300	15,355,580
MetLife	246,000	9,618,600
Morgan Stanley	507,900	29,077,275
North Fork Bancorporation	231,500	6,421,810
PMI Group	257,300	9,779,973
PNC Financial Services Group	207,900	10,702,692
Prudential Financial	211,900	12,163,060
UnitedHealth Group	183,000	17,454,540
U.S. Bancorp	875,900	25,243,438
Washington Mutual	167,400	6,612,300
†Wellpoint	133,600	16,746,760
Wells Fargo	141,600	8,467,680

		464,052,199

Healthcare - 13.14%
Abbott Laboratories	312,200	14,554,764
†Amgen	363,900	21,182,619
Beckman Coulter	155,000	10,299,750
Becton, Dickinson	169,700	9,913,874
Biomet	200,700	7,285,410
Bristol-Myers Squibb	306,000	7,790,760
†Express Scripts Class A	117,500	10,244,825
†Genentech	169,800	9,612,378
†Gilead Sciences	240,400	8,606,320
GlaxoSmithKline ADR	127,800	5,868,576
Guidant	176,300	13,028,570
Johnson & Johnson	696,800	46,797,088
Lilly (Eli)	58,700	3,058,270
†MedImmune	259,500	6,178,695
Medtronic	207,700	10,582,315
Merck	509,000	16,476,330
Pfizer	1,751,100	46,001,397
Quest Diagnostics	71,700	7,537,821

	Number of	Market
	Shares	Value
Wyeth	475,800	20,069,244
†Zimmer Holdings	77,800	6,053,618

		281,142,624

Media - 4.49%
Clear Channel Communications	262,900	9,062,163
†Comcast Class A	265,500	8,968,590
†Comcast Special Class A	178,500	5,961,900
Disney (Walt)	569,000	16,347,370
Knight-Ridder	79,800	5,366,550
†Time Warner	1,578,700	27,706,185
Viacom Class B	650,000	22,639,500

		96,052,258

Real Estate - 1.03%
Equity Office Properties Trust	297,900	8,975,727
Mills	110,700	5,856,030
ProLogis	196,200	7,279,020

		22,110,777

Technology - 16.68%
Adobe Systems	279,100	18,747,147
†Applied Materials	748,100	12,156,625
†Cisco Systems	1,670,000	29,876,300
Computer Associates International	2,284	61,896
†Dell	641,100	24,631,062
†DST Systems	151,600	7,000,888
†eBay	150,500	5,607,630
†Electronic Arts	169,800	8,792,244
†EMC	890,700	10,973,424
Hewlett-Packard	533,500	11,704,990
Intel	1,726,800	40,113,564
†InterActiveCorp	329,400	7,335,738
International Business Machines	208,100	19,016,178
†Intuit	143,500	6,280,995
†Juniper Networks	288,700	6,368,722
†Lexmark International Class A	175,200	14,010,744
Linear Technology	191,200	7,324,872
Microsoft	1,821,200	44,018,404
Motorola	355,700	5,324,829
National Semiconductor	383,500	7,903,935
†NEXTEL Communications Class A	468,400	13,311,928
Nokia ADR	386,200	5,959,066
†Oracle	691,900	8,634,912
QUALCOMM	433,100	15,873,115
†Sanmina-SCI	1,464,600	7,645,212
†Storage Technology	179,100	5,516,280
Texas Instruments	502,300	12,803,627

		356,994,327

Transportation - 0.37%
FedEx	83,900	7,882,405

		7,882,405

Utilities - 2.74%
Dominion Resources	84,300	6,274,449
Edison International	322,500	11,197,200
Exelon	317,200	14,556,308
ONEOK	243,400	7,501,588
PPL	134,100	7,240,059
TXU	149,300	11,888,759

		58,658,363

Total Common Stock (cost $1,575,548,230)		2,118,634,800

	Principal
	Amount
Commercial Paper – 0.57%
≠ Steamboat Funding 2.84% 4/1/05	$12,280,000	12,280,000

Total Commercial Paper (cost $12,280,000)		12,280,000

Total Market Value of Securities - 99.56%
(cost $1,587,828,230)		2,130,914,800
Receivables and Other Assets Net of Liabilities (See Notes) - 0.44%		9,445,675

Net Assets Applicable to 71,455,639 Shares Outstanding - 100.00%		$2,140,360,475

†	Non-income producing security for the period ended March 31, 2005.

≠	Interest rate shown is the effective yield as of time of purchase.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust – Growth and Income Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed expenses common to all series within the Trust are allocated amongst the series (funds) on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments

At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments	$1,604,990,242

Aggregate unrealized appreciation	575,815,888
Aggregate unrealized depreciation	(49,891,330)

Net unrealized appreciation	$525,924,558

For federal income tax purposes, at November 30, 2004, capital loss carryforwards of $269,316,045 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $3,230,086 expires in 2009 and $266,085,959 expires in 2010.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-International Fund

March 31, 2005

	Number of	Market
	Shares	Value (U.S.$)
Common Stock – 97.04%Δ
Australia - 10.08%
Amcor	1,386,543	$7,666,626
Coles Myer	1,113,289	8,090,129
Foster’s Group	3,420,775	13,551,888
National Australia Bank	691,822	15,146,257
Telstra	2,262,583	8,893,654
Wesfarmers	23,644	725,616

		54,074,170

Belgium - 3.28%
Electrabel	14,464	6,489,265
Fortis Group	389,717	11,119,235

		17,608,500

Finland - 1.43%
UPM-Kymmene	345,344	7,655,147

		7,655,147

France - 7.15%
Cie de Saint-Gobain	174,579	10,636,418
Societe Generale	114,936	11,941,672
Total	67,480	15,789,115

		38,367,205

Germany - 6.61%
Bayer	313,655	10,368,070
Bayerische Hypo-und Vereinsbank	347,105	8,481,599
†Lanxess	29,888	612,540
RWE	264,450	15,991,925

		35,454,134

Hong Kong - 2.59%
Hong Kong Electric Holdings	1,773,000	7,888,133
Wharf Holdings	1,894,000	5,985,948

		13,874,081

Italy - 3.58%
Banca Intesa	3,772,831	19,171,626

		19,171,626

Japan - 15.25%
Canon	251,600	13,492,185
Eisai	151,200	5,132,831
Hitachi	974,000	6,049,744
KDDI	1,902	9,419,087
Matsushita Electric Industrial	565,000	8,325,481
Millea Holdings	386	5,615,853
Takeda Chemical Industries	328,800	15,669,549
Toyota Motor	344,100	12,804,463
West Japan Railway	1,290	5,257,447

		81,766,640

Netherlands - 7.75%
ING Groep	524,409	15,839,139
Reed Elsevier	714,290	10,768,614
Royal Dutch Petroleum	250,522	14,977,547

		41,585,300

New Zealand - 1.94%
Telecom Corporation of New Zealand	2,418,228	10,427,382

		10,427,382

Singapore - 2.40%
Jardine Matheson Holdings	336,000	5,846,400
Oversea Chinese Banking	841,000	7,029,558

		12,875,958

South Africa - 1.51%
Sasol	347,805	8,086,831

		8,086,831

	Number of	Market
	Shares	Value (U.S.$)
South Korea - 1.33%
POSCO ADR	144,581	7,136,518

		7,136,518

Spain - 7.47%
Banco Santander Central Hispano	835,869	10,174,412
Iberdrola	463,149	12,115,669
Telefonica	1,020,964	17,787,513

		40,077,594

Taiwan - 0.03%
Chunghwa Telecom ADR	7,200	152,568

		152,568

United Kingdom - 24.64%
Aviva	435,991	5,231,854
BG Group	1,683,490	13,107,266
BOC Group	356,686	6,868,543
Boots Group	1,105,156	13,021,601
BP	1,066,315	11,062,728
Brambles Industries	1,418,974	8,111,556
GKN	1,214,506	5,823,849
†GlaxoSmithKline	745,690	17,107,295
HBOS	787,315	12,282,024
Intercontinental Hotels Group	378,114	4,419,436
Lloyds TSB Group	1,486,684	13,415,176
Mitchells & Butlers	648,136	4,216,426
†Rio Tinto	331,374	10,708,260
Unilever	683,918	6,765,892

		132,141,906

Total Common Stock (cost $389,228,705)		520,455,560

	Principal
	Amount
≠Commercial Paper – 2.40%
Steamboat Funding 2.88% 4/1/05	$12,850,000	12,850,000

Total Commercial Paper (cost $12,850,000)		12,850,000

Total Market Value of Securities - 99.44%
(cost $402,078,705)		533,305,560

Receivables and Other Assets Net of Liabilities (See Notes) – 0.56%		2,988,093

Net Assets Applicable to 32,594,816 Shares Outstanding - 100.00%		$536,293,653

≠	The interest rate shown is the effective yield as of the time of purchase .

Δ	Securities have been classified by country of origin.

†	Non-income producing security for the period ended March 31, 2005.

ADR – American Depositary Receipt

The following foreign currency exchange contracts were outstanding at March 31, 2005:

Foreign Currency Exchange Contacts1

				Unrealized
Contracts to Deliver	In Exchange for		Settlement Date	Depreciation
24,458,500 British Pounds	US$	45,791,464	4/29/05	$(357,642)
158,042 New Zealand Dollar	US$	112,162	4/04/05	(266)

				$(357,908)

[1]	See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Lincoln Variable Insurance Products Trust - International Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to- market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments, which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed expenses common to all series within the Trust are allocated amongst the series (funds) on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments

At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments	$402,411,209

Aggregate unrealized appreciation	140,380,213
Aggregate unrealized depreciation	(9,485,862)

Net unrealized appreciation	$130,894,351

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $22,504,821 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $6,874,793 expires in 2009, $3,588,157 expires in 2010, and $12,041,871 expires in 2011.

3. Foreign Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Schedule of Investments.

4. Market Risks

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Schedule of Investments.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Managed Fund

March 31, 2005

		Market
	Number of	Value
	Shares	(U.S. $)
Common Stock – 69.07%
Basic Materials - 3.01%
Aceto	22,800	$169,176
†AK Steel Holding	21,500	237,790
Alcoa	48,700	1,479,993
Ameron International	5,000	180,000
†ATMI	7,100	177,784
†Century Aluminum	9,900	299,574
Chesapeake	8,500	178,670
Crompton	39,600	578,160
Cytec Industries	7,000	379,750
Dow Chemical	37,000	1,844,450
duPont (E.I.) deNemours	34,800	1,783,152
Ferro	9,200	173,144
†FMC	9,200	491,740
Freeport-McMoRan Copper & Gold Class B	25,600	1,014,016
International Paper	31,800	1,169,922
Lubrizol	21,900	890,016
Masco	27,300	946,491
†Maverick Tube	12,000	390,120
†NewMarket	8,600	159,960
†Ns Group	12,700	398,907
Octel	6,600	122,298
†PolyOne	48,900	434,232
PPG Industries	11,500	822,480
†USG	13,400	444,344
Wausau-Mosinee Paper	22,000	311,080
Weyerhaeuser	22,000	1,507,000
Worthington Industries	14,600	281,489

		16,865,738

Business Services - 1.09%
Administaff	22,100	322,660
Clark	13,700	212,076
Deluxe	21,100	841,046
Gevity HR	9,700	185,464
Harland (John H.)	7,700	264,572
Healthcare Services Group	13,150	318,888
†ITT Educational Services	3,300	160,050
†Labor Ready	23,900	445,735
McGrath RentCorp	11,000	257,180
†NCO Group	10,800	211,140
†Sourcecorp	11,700	235,638
Unifirst	7,300	291,270
†United Stationers	8,100	366,525
†Universal Technical Institute	4,200	154,560
Waste Management	52,100	1,503,085
†West	10,500	336,000

		6,105,889

Capital Goods - 6.07%
3M	19,400	1,662,386
Acuity Brands	13,700	369,900
†AGCO	18,900	344,925
Applied Industrial Technologies	7,800	212,160
†Aviall	10,200	285,600
Barnes Group	7,700	209,209
Briggs & Stratton	6,200	225,742
Caterpillar	17,100	1,563,624
Cummins	14,900	1,048,215
†DRS Technologies	8,100	344,250
†Flowserve	7,700	199,199

		Market
	Number of	Value
	Shares	(U.S. $)
General Electric	281,200	10,140,072
†Genlyte Group	6,200	557,814
Goodrich	32,300	1,236,767
†Griffon	7,800	166,998
Helix Technology	11,000	170,170
Honeywell International	43,700	1,626,077
Hughes Supply	6,400	190,400
Johnson Controls	26,300	1,466,488
†Kadant	8,400	155,820
Lawson Products	8,500	397,800
Lincoln Electric Holdings	7,700	231,616
NN	17,100	210,672
Northrop Grumman	24,200	1,306,316
†Orbital Sciences	26,300	254,584
Oshkosh Truck	3,500	286,965
PACCAR	25,400	1,838,706
Rockwell Automation	25,500	1,444,320
†Rofin-Sinar Technologies	6,900	221,766
†Technitrol	9,100	135,772
Tecumseh Products Class A	4,900	194,089
†Terex	13,000	562,900
Textron	13,300	992,446
Toro	4,900	433,650
Tyco International	24,500	828,100
United Technologies	20,100	2,043,366
Watsco	10,400	437,840

		33,996,724

Communication Services - 0.81%
CenturyTel	38,700	1,270,908
SBC Communications	82,700	1,959,163
Verizon Communications	36,600	1,299,300

		4,529,371

Consumer Discretionary - 3.67%
†Aeropostale	13,150	430,663
†AnnTaylor Stores	12,300	314,757
Best Buy	33,200	1,793,132
†Brookstone	14,700	238,434
†Charming Shoppes	29,000	235,770
†Coach	29,000	1,642,270
†Conn’s	16,500	310,200
†CSK Auto	11,100	195,915
†Electronics Boutique Holdings	7,400	317,978
Federated Department Stores	18,400	1,170,976
Finish Line Class A	20,700	479,205
†Gamestop	19,800	438,768
Gap	66,000	1,441,440
Goody’s Family Clothing	19,900	179,697
†Guitar Center	7,700	422,191
Home Depot	103,300	3,950,192
†JOS A Bank Clothiers	9,200	269,560
Limited Brands	14,600	354,780
NIKE	17,700	1,474,587
†Pacific Sunwear of California	13,450	376,331
RadioShack	42,100	1,031,450
Stride Rite	19,900	264,670
†Tempur-Pedic International	16,300	304,158
Wal-Mart Stores	53,300	2,670,863
†Yankee Candle	7,400	234,580

		20,542,567

Consumer Services - 1.62%
†Argosy Gaming	7,700	353,584
Cendant	61,000	1,252,940
†CKE Restaurants	22,300	353,455
†ExpressJet Holdings	24,100	274,981
Ihop	9,300	443,424
Lone Star Steakhouse & Saloon	9,800	283,269
Marriott International Class A	26,200	1,751,732
McDonald’s	66,400	2,067,696
†MGM MIRAGE	3,000	212,460
†Papa John’s International	5,500	190,960

		Market
	Number of	Value
	Shares	(U.S. $)
†Penn National Gaming	4,800	141,024
Yum Brands	33,800	1,751,178

		9,076,703

Consumer Staples - 4.72%
Altria Group	67,500	4,413,825
Anheuser-Busch	22,000	1,042,580
Chiquita Brands International	10,100	270,478
Clorox	13,800	869,262
Coca-Cola	31,500	1,312,605
CVS	26,300	1,383,906
Fortune Brands	29,200	2,354,396
Gillette	35,600	1,797,088
Kellogg	23,300	1,008,191
Kimberly-Clark	32,100	2,109,933
Lancaster Colony	4,900	208,495
Longs Drug Stores	6,400	219,008
Nu Skin Enterprises Class A	12,700	285,877
PepsiCo	81,900	4,343,157
Procter & Gamble	55,000	2,915,000
Ralcorp Holdings	8,300	393,005
Sanderson Farms	6,200	267,902
†Smart & Final	10,000	121,600
Tyson Foods Class A	67,600	1,127,568

		26,443,876

Credit Cyclicals - 1.07%
ArvinMeritor	11,700	180,999
Beazer Homes USA	9,000	448,740
General Motors	28,400	834,676
†Jacuzzi Brands	35,600	347,456
KB Home	22,700	2,666,342
M/I Homes	6,500	318,045
†Meritage	6,900	406,548
Monaco Coach Corp	16,300	263,245
Standard-Pacific	2,500	180,475
Thor Industries	11,600	346,956

		5,993,482

Energy - 5.58%
ChevronTexaco	76,500	4,460,715
ConocoPhillips	21,200	2,286,208
Devon Energy	28,200	1,346,550
ENSCO International	30,700	1,156,162
Exxon Mobil	202,800	12,086,880
†Forest Oil	13,600	550,800
Holly	12,100	450,967
Magellan Midstream Partners	3,900	238,095
†Meridian Resource	70,300	362,748
†Nabors Industries	21,500	1,271,510
†National-Oilwell	30,800	1,438,360
Occidental Petroleum	20,900	1,487,453
†Oceaneering International	9,500	356,250
†Offshore Logistics	9,100	303,212
†Oil States International	19,800	406,890
†Spinnaker Exploration	7,200	255,816
†Stone Energy	4,600	223,422
Tidewater	30,700	1,193,002
†Universal Compression Holdings	9,800	371,126
†Veritas	13,900	416,444
†W-H Energy Services	12,900	308,697
World Fuel Services	10,000	315,000

		31,286,307

Finance - 14.32%
†Affiliated Managers Group	7,100	440,413
Allstate	34,300	1,854,258
American Express	17,500	898,975
American Home Mortgage Investment	10,200	292,128
American International Group	62,200	3,446,502
AmerUs Group	7,800	368,550
Bancfirst	3,600	248,472
Bank of America	124,000	5,468,400
Berkley (W.R.)	22,000	1,091,200

		Market
	Number of	Value
	Shares	(U.S. $)
Capital One Financial	10,900	814,993
CIGNA	16,400	1,464,520
CIT Group	41,500	1,577,000
Citigroup	188,100	8,453,213
City Holding	7,200	212,652
Commercial Capital Bancorp	20,200	411,070
†CompuCredit	17,000	452,540
Countrywide Financial	69,500	2,255,970
Delphi Financial Group Class A	7,450	320,350
Dime Community Bancshares	16,300	247,760
Everest Re Group	12,600	1,072,386
FBL Financial Group Class A	10,700	299,600
Financial Federal	11,100	392,607
First Place Financial Ohio	14,500	265,350
†FirstFed Financial	5,300	270,353
Flagstar Bancorp	16,700	326,485
Freddie Mac	49,500	3,128,400
Frontier Financial	10,800	409,320
Goldman Sachs Group	8,800	967,912
Greater Bay Bancorp	18,500	451,585
Independent Bank Corp — Michigan	10,100	290,577
J.P. Morgan Chase	129,700	4,487,620
Kansas City Life Insurance	5,400	263,304
Lehman Brothers Holdings	17,100	1,610,136
MainSource Financial Group	13,216	290,488
MBNA	120,700	2,963,185
Mellon Financial	81,300	2,320,302
Merchants Bancshares	11,400	305,520
Merrill Lynch	40,100	2,269,660
MetLife	36,400	1,423,240
†Metris	25,300	293,227
MFA Mortgage Investments	23,200	176,552
†Molina Healthcare	5,600	258,104
Morgan Stanley	75,500	4,322,375
North Fork Bancorporation	34,400	954,256
Ohio Casualty	9,600	220,608
PFF Bancorp	14,640	404,064
†Piper Jaffray	7,200	263,448
PMI Group	38,100	1,448,181
PNC Financial Services Group	31,000	1,595,880
Presidential Life	11,800	192,104
Prudential Financial	30,900	1,773,660
Republic Bancorp	27,284	369,425
RLI	9,000	373,050
†Sierra Health Services	6,500	414,960
Sterling Bancshares	24,500	347,900
TierOne	15,700	368,950
†Triad Guaranty	3,300	173,613
Trustmark	15,200	440,800
†United America Indemnity	12,099	227,945
UnitedHealth Group	27,200	2,594,336
US Bancorp	129,800	3,740,836
Vesta Insurance Group	9,900	35,145
Washington Mutual	24,800	979,600
†Wellpoint Health Networks	20,100	2,519,535
Wells Fargo	21,000	1,255,800
West Coast Bancorp Oregon	17,100	406,980

		80,278,330

Healthcare - 9.04%
Abbott Laboratories	46,000	2,144,520
†Abgenix	9,500	66,500
†Adolor	16,800	166,992
†Albany Molecular Research	12,400	127,472
†Alkermes	11,800	122,484
Alpharma Class A	13,400	165,088
†American Healthways	9,900	326,898
†Amgen	54,100	3,149,161
†Applera Corp-Celera Genomics	21,300	218,325
†Apria Healthcare Group	9,600	308,160
Arrow International	8,800	302,280

		Market
	Number of	Value
	Shares	(U.S. $)
Beckman Coulter	22,600	1,501,770
Becton, Dickinson	24,700	1,442,974
†Bio-Rad Laboratories Class A	4,200	204,582
Biomet	29,800	1,081,740
Bristol-Myers Squibb	45,100	1,148,246
†Candela	36,300	323,796
†CuraGen	32,300	134,368
†Digene	3,200	66,400
†Enzo Biochem	9,575	138,072
†Express Scripts Class A	17,700	1,543,263
†First Horizon Pharmaceutical	21,700	366,296
†Gen-Probe	6,600	294,096
†Genentech	25,400	1,437,894
†Geron	18,200	111,202
†Gilead Sciences	35,500	1,270,900
GlaxoSmithKline ADR	18,800	863,296
Guidant	25,500	1,884,450
†Immunogen	34,500	180,435
Johnson & Johnson	103,600	6,957,775
†Kensey Nash	9,200	249,136
†Kos Pharmaceuticals	5,500	229,240
†LifePoint Hospitals	7,400	324,416
†Ligand Pharmaceuticals Class B	10,300	59,019
Lilly (Eli)	8,600	448,060
†Medarex	21,000	149,730
†MedImmune	39,600	942,876
Medtronic	31,000	1,579,450
Mentor	8,300	266,430
Merck	74,700	2,418,039
†Noven Pharmaceuticals	15,400	261,184
Owens & Minor	11,200	304,080
Pfizer	259,700	6,822,319
PolyMedica	7,700	244,552
†Priority Healthcare Class B	13,000	281,190
Quest Diagnostics	11,000	1,156,430
†Res-Care	28,600	357,786
†Serologicals	14,700	359,268
†Stewart Enterprises	21,000	129,150
†Sybron Dental Specialties	10,800	387,720
†Techne	5,800	233,044
†Telik	18,800	283,504
†United Therapeutics	11,500	525,493
Vital Signs	4,900	195,461
West Pharmaceutical Services	15,600	372,840
†Wright Medical Group	8,500	204,000
Wyeth	69,400	2,927,292
†Zimmer Holdings	11,500	894,815

		50,655,959

Media - 2.91%
†4Kids Entertainment	16,200	358,182
Clear Channel Communications	39,400	1,358,118
†Comcast Class A	39,100	1,320,798
†Comcast Special Class A	26,400	881,760
Disney (Walt)	84,300	2,421,939
infoUSA	23,300	244,883
Journal Communications Class A	16,400	271,420
Knight-Ridder	11,900	800,275
†Lin TV Class A	14,800	250,564
Media General Class A	3,800	235,030
†Mediacom Communications	41,100	268,794
†Scholastic	7,200	265,608
Sinclair Broadcasting Group	20,600	165,418
†Time Warner	234,000	4,106,700
Viacom Class B	96,500	3,361,095

		16,310,584

Real Estate - 1.20%
Brandywine Realty Trust	9,200	261,280
Equity Inns	29,000	319,870
Equity Office Properties Trust	43,500	1,310,655
First Industrial Realty Trust	8,300	313,989

		Market
	Number of	Value
	Shares	(U.S. $)
Glimcher Realty Trust	11,100	263,070
Home Properties	5,800	225,040
HRPT Properties Trust	19,400	231,054
Maguire Properties	9,800	234,024
Mills	16,600	878,140
National Health Investors	12,500	324,750
Nationwide Health Properties	13,400	270,814
Prentiss Properties Trust	9,000	307,440
ProLogis	29,100	1,079,610
Senior Housing Properties Trust	12,100	201,828
Shurgard Storage Centers Class A	6,200	254,076
SL Green Realty	4,400	247,368

		6,723,008

Technology - 11.60%
Adobe Systems	41,300	2,774,121
†AMIS Holdings	19,200	216,768
†Applied Materials	111,000	1,803,750
†Artesyn Technologies	25,600	222,976
†Ask Jeeves	6,600	185,328
†Aspect Communications	18,500	192,585
†Aspen Technology	52,000	295,360
†Avid Technology	4,600	248,952
†Axcelis Technologies	41,500	302,950
†Blackboard	18,600	324,384
†CACI International	6,700	370,041
†Cisco Systems	248,500	4,445,665
Computer Associates International	91	2,466
†Cymer	8,500	227,545
†Dell	93,900	3,607,638
†Digital River	7,800	243,048
†Digitas	22,300	225,230
†Dionex	5,700	310,650
†Ditech Communications	6,500	81,055
†DSP Group	6,500	167,440
†DST Systems	23,000	1,062,140
†Dycom Industries	13,300	305,767
†Earthlink	31,500	283,500
†eBay	21,400	797,364
†Electronic Arts	24,700	1,278,966
†EMC	132,700	1,634,864
†EMS Technologies	5,600	76,160
FactSet Research Systems	9,000	297,090
†Fastclick	8,100	97,200
†FileNet	9,300	211,854
†Freescale Semiconductor Class B	1	17
Hewlett-Packard	80,100	1,757,394
Intel	257,100	5,972,433
†InterActiveCorp	48,300	1,075,641
International Business Machines	30,900	2,823,642
†Internet Security Systems	13,600	248,880
†Intuit	21,300	932,301
†iPayment	5,700	240,540
†j2 Global Communications	8,500	291,635
†Juniper Networks	42,800	944,168
†Kemet	18,600	144,150
†Kulicke & Soffa Industries	30,400	191,216
†Lexmark International Class A	25,700	2,055,229
Linear Technology	28,400	1,088,004
†Mercury Computer Systems	9,000	248,220
Microsoft	269,500	6,513,815
Motorola	52,400	784,428
†MTC Technologies	7,900	256,750
†Multi-Fineline Electronix	10,700	188,855
National Semiconductor	56,400	1,162,404
†Netgear	20,500	309,345
†NEXTEL Communications Class A	69,100	1,963,822
Nokia ADR	56,900	877,967
†Omnivision Technologies	10,000	151,500
†Oracle	101,400	1,265,472
†Photronics	17,100	309,510

		Market
	Number of	Value
	Shares	(U.S. $)
†Pixelworks	14,900	121,435
Plantronics	5,600	213,248
†Progress Software	13,400	351,348
QUALCOMM	63,500	2,327,275
Quality Systems	7,800	330,252
†Radisys	10,700	151,512
†RF Micro Devices	24,100	125,802
†RSA Security	27,700	439,045
†Sanmina-SCI	217,300	1,134,306
†SI International	10,200	281,826
†Sigmatel	9,400	351,842
†Silicon Image	29,400	295,764
†Skyworks Solutions	42,700	271,145
†Stoneridge	9,400	114,774
†Storage Technology	26,300	810,040
†Take-Two Interactive Software	10,700	418,370
Texas Instruments	74,500	1,899,005
†United Online	13,800	144,486
†Universal Electronics	12,500	211,000
†Varian Semiconductor Equipment Associates	5,700	216,657
†Viasat	13,800	257,922
†WebEx Communications	12,800	276,352
†Wind River Systems	12,400	186,992

		65,020,593

Transportation - 0.49%
Arkansas Best	6,900	260,682
FedEx	12,200	1,146,190
†HUB Group	7,900	495,093
Overnite	12,900	412,671
†Pacer International	19,200	458,688

		2,773,324

Utilities - 1.87%
Black Hills	5,900	195,113
Cascade Natural Gas	10,700	213,572
Cleco	10,600	225,780
Dominion Resources	12,300	915,489
Edison International	47,600	1,652,672
Exelon	47,100	2,161,419
Great Plains Energy	6,500	198,770
Middlesex Water	8,500	154,275
ONEOK	36,400	1,121,848
Otter Tail	7,200	180,288
PPL	20,500	1,106,795
TXU	22,000	1,751,860
UGI	8,800	399,696
Westar Energy	8,900	192,596

		10,470,173

Total Common Stock (cost $292,975,755)		387,072,628

	Principal
	Amount
	(U.S. $)
Corporate Bonds — 11.86%
Automobiles & Automotive Parts - 0.26%
•DaimlerChrysler NA Holding 3.45% 9/10/07	$485,000	485,917
Ford Motor 7.45% 7/16/31	600,000	544,218
General Motors 8.375% 7/15/33	250,000	214,451
Johnson Controls 5.00% 11/15/06	200,000	202,566

		1,447,152

Banking & Finance - 3.18%
Amvescap 4.50% 12/15/09	610,000	598,901
#Banco Santander 144A
•3.31% 12/9/09	330,000	331,197
5.375% 12/9/14	375,000	372,431
Bear Stearns 4.65% 7/2/18	445,000	411,075
#Berkshire Hathaway Finance 144A
•2.66% 1/11/08	435,000	435,499
4.125% 1/15/10	535,000	522,516
•#Bombardier Capital 144A 5.10% 5/30/05	625,000	624,529
Citigroup 5.875% 2/22/33	595,000	603,980

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S. $)
Credit Suisse First Boston USA 6.125% 11/15/11	835,000	887,096
#Erac USA Finance 144A 7.35% 6/15/08	1,475,000	1,593,513
Ford Motor Credit
5.625% 10/1/08	260,000	249,352
5.70% 1/15/10	225,000	212,157
7.00% 10/1/13	750,000	727,676
Franklin Resources 3.70% 4/15/08	590,000	580,043
GMAC
•3.61% 7/16/07	535,000	504,357
7.75% 1/19/10	300,000	288,431
Goldman Sachs 6.345% 2/15/34	525,000	539,866
HSBC Bank USA 3.875% 9/15/09	560,000	542,671
•Marsh & McLennan 2.77% 7/13/07	525,000	522,857
Marshall & Ilsley 3.95% 8/14/09	875,000	852,858
#Mizuho Finance Group 144A 5.79% 4/15/14	340,000	345,123
Morgan Stanley
•3.02% 11/24/06	260,000	260,434
4.75% 4/1/14	275,000	262,303
5.30% 3/1/13	185,000	186,348
National Rural Utilities Cooperative Finance 3.875% 2/15/08	665,000	655,226
Popular North America 4.25% 4/1/08	480,000	477,111
Popular North America Capital Trust I 6.564% 9/15/34	205,000	216,732
•#Premium Asset Trust Series 2005-2 144A 2.796% 2/2/07	535,000	535,000
•#Rabobank Capital Funding II 144A 5.26% 12/29/49	540,000	543,350
Regions Financial 6.375% 5/15/12	800,000	864,234
•#Skandinaviska Enskilda 144A 8.125% 9/29/49	350,000	368,482
#TuranAlem Finance BV 144A 7.875% 6/2/10	500,000	496,250
•#Twin Reefs Pass Through Trust 144A 3.77% 12/31/49	600,000	603,485
•Wells Fargo 3.15% 9/28/07	680,000	681,200

		17,896,283

Buildings & Materials - 0.17%
•Centex 2.993% 8/1/07	360,000	360,547
#Lone Star Industries 144A 8.85% 6/15/05	115,000	115,815
York International 6.625% 8/15/06	440,000	453,927

		930,289

Cable, Media & Publishing - 0.69%
#COX Communications 144A 4.625% 1/15/10	370,000	359,911
CSC Holdings 10.50% 5/15/16	315,000	348,075
InterActiveCorp 6.75% 11/15/05	425,000	431,338
•Liberty Media 4.51% 9/17/06	895,000	907,110
Lodgenet Entertainment 9.50% 6/15/13	270,000	295,650
Thomson 5.75% 2/1/08	365,000	376,491
Time Warner 8.18% 8/15/07	650,000	700,449
Time Warner Entertainment 8.375% 3/15/23	360,000	442,212

		3,861,236

Chemicals - 0.06%
Lubrizol 4.625% 10/1/09	350,000	345,123

		345,123

Consumer Services - 0.03%
Corrections Corporation of America 7.50% 5/1/11	185,000	188,238

		188,238

Electronics & Electrical Equipment - 0.07%
Jabil Circuit 5.875% 7/15/10	355,000	366,974

		366,974

Energy - 0.80%
#Canadian Oil Sands 144A 4.80% 8/10/09	380,000	377,756
Duke Capital
4.331% 11/16/06	165,000	165,175
5.668% 8/15/14	415,000	418,093
Enterprise Products
4.00% 10/15/07	430,000	421,230
4.625% 10/15/09	360,000	351,667
Hydro Quebec 6.30% 5/11/11	655,000	709,228
Nexen 5.875% 3/10/35	310,000	297,525
Pemex Project Funding Master Trust 6.125% 8/15/08	380,000	390,450
Tesoro Petroleum 8.00% 4/15/08	355,000	372,750
USX 9.125% 1/15/13	325,000	406,046
Valero Logistics Operations 6.05% 3/15/13	565,000	589,652

		4,499,572

Food, Beverage & Tobacco - 0.71%

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S. $)
Kraft Foods
4.125% 11/12/09	545,000	531,153
5.25% 10/1/13	345,000	348,409
5.625% 11/1/11	225,000	233,781
#Miller Brewing 144A 5.50% 8/15/13	1,185,000	1,206,764
Nabisco 6.85% 6/15/05	375,000	377,426
Safeway 6.15% 3/1/06	230,000	234,148
Universal 6.50% 2/15/06	290,000	295,664
UST 6.625% 7/15/12	705,000	775,709

		4,003,054

Healthcare & Pharmaceuticals – 0.43%
#Amgen 144A 4.00% 11/18/09	195,000	190,133
Caremark Rx 7.375% 10/1/06	645,000	671,605
HCA 5.50% 12/1/09	370,000	367,702
Medco Health Solutions 7.25% 8/15/13	500,000	553,557
#WellPoint 144A
3.75% 12/14/07	450,000	441,920
4.25% 12/15/09	210,000	205,226

		2,430,143

Insurance – 0.74%
#Farmers Insurance Exchange 144A
6.00% 8/1/14	375,000	380,885
8.625% 5/1/24	1,125,000	1,364,318
Marsh & McLennan 5.375% 3/15/07	580,000	589,394
•#Nationwide Mutual Insurance 144A 5.81% 12/15/24	700,000	694,984
•#Oil Insurance 144A 5.15% 8/15/33	1,120,000	1,124,862

		4,154,443

Leisure, Lodging & Entertainment – 0.05%
MGM MIRAGE 9.75% 6/1/07	260,000	280,800

		280,800

Metals & Mining – 0.10%
Barrick Gold Finance 7.50% 5/1/07	460,000	488,098
Newmont Gold 8.91% 1/5/09	70,193	74,467

		562,565

Miscellaneous – 0.15%
General Electric 5.00% 2/1/13	840,000	840,124

		840,124

Paper & Forest Products – 0.07%
Temple-Inland 5.003% 5/17/07	400,000	402,984

		402,984

Real Estate – 0.08%
Developers Diversified Realty 4.625% 8/1/10	445,000	434,567

		434,567

Retail – 0.65%
CVS 4.00% 9/15/09	440,000	429,746
Kohl’s 7.25% 6/1/29	355,000	421,668
Limited Brands 6.95% 3/1/33	380,000	392,136
Lowe’s 7.50% 12/15/05	755,000	774,716
May Department Stores 3.95% 7/15/07	620,000	611,843
Michaels Stores 9.25% 7/1/09	315,000	334,294
Wendy’s International 6.35% 12/15/05	665,000	675,248

		3,639,651

Telecommunications – 1.31%
ALLTEL 4.656% 5/17/07	385,000	387,535
BellSouth 4.75% 11/15/12	400,000	391,214
Citizens Communications 9.25% 5/15/11	330,000	363,000
Intelsat 6.50% 11/1/13	110,000	88,825
MCI
6.908% 5/1/07	200,000	204,000
7.688% 5/1/09	330,000	344,025
Motorola 4.608% 11/16/07	730,000	732,353
SBC Communications
4.125% 9/15/09	195,000	189,851
6.15% 9/15/34	645,000	648,388
Sprint Capital
4.78% 8/17/06	305,000	306,977
6.375% 5/1/09	255,000	269,579
7.625% 1/30/11	75,000	83,582
8.75% 3/15/32	755,000	982,467
#Telecom Italia Capital 144A 4.00% 1/15/10	305,000	291,898

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S. $)
Telefonica Europe 7.35% 9/15/05	165,000	167,841
Telefonos de Mexico
4.50% 11/19/08	980,000	965,934
8.25% 1/26/06	150,000	155,325
Verizon Wireless 5.375% 12/15/06	730,000	743,984

		7,316,778

Textiles, Apparel & Furniture - 0.05%
#Jones Apparel 144A 4.25% 11/15/09	270,000	258,790

		258,790

Transportation & Shipping - 0.31%
American Airlines 6.817% 5/23/11	790,000	734,332
Continental Airlines 6.503% 6/15/11	605,000	581,065
•CSX 3.05% 8/3/06	395,000	395,839

		1,711,236

Utilities - 1.95%
Ameren 4.263% 5/15/07	500,000	499,140
Atmos Energy
•3.035% 10/15/07	485,000	485,877
4.00% 10/15/09	415,000	399,975
Avista
7.75% 1/1/07	380,000	401,506
9.75% 6/1/08	315,000	360,427
•Avista Capital Trust III 6.50% 4/1/34	140,000	142,281
CC Fund Trust I 6.90% 2/16/07	295,000	308,294
Detroit Edison 5.05% 10/1/05	680,000	684,882
Dominion Resources 7.195% 9/15/14	335,000	380,585
FPL Group Capital 4.086% 2/16/07	640,000	638,713
#Power Contract Financing 144A
5.20% 2/1/06	303,957	306,447
6.256% 2/1/10	745,000	764,161
PSE&G Energy Holdings 7.75% 4/16/07	190,000	196,175
•Scana 3.109% 3/1/08	355,000	355,379
Sempra Energy
•3.318% 5/21/08	490,000	491,619
4.621% 5/17/07	530,000	532,368
Southern California Edison
•3.075% 12/13/07	395,000	394,818
5.75% 4/1/35	440,000	443,077
Southern Capital Funding 5.30% 2/1/07	265,000	272,664
TECO Energy 7.20% 5/1/11	35,000	37,056
TNP Enterprises 10.25% 4/1/10	140,000	148,050
#TXU 144A
4.80% 11/15/09	765,000	741,863
5.55% 11/15/14	990,000	941,036
TXU Electric Delivery 7.00% 5/1/32	210,000	242,888
TXU Energy 7.00% 3/15/13	335,000	367,180
#Williams Gas Pipelines Central 144A 7.375% 11/15/06	380,000	398,531

		10,934,992

Total Corporate Bonds (cost $66,316,476)		66,504,994

U.S. Treasury Obligations - 6.11%
U.S. Treasury Bond 5.375% 2/15/31	9,915,000	10,809,294
U.S. Treasury Inflation Index Notes
0.875% 4/15/10	815,314	797,782
1.625% 1/15/15	1,238,326	1,220,428
2.00% 7/15/14	268,079	273,907
2.375% 1/15/25	1,193,712	1,284,368
3.00% 7/15/12	721,174	793,942
3.375% 1/15/07	710,100	745,690
U.S. Treasury Notes
2.00% 8/31/05	3,900,000	3,884,767
3.00% 12/31/06	445,000	439,490
3.375% 2/28/07	2,430,000	2,413,009
3.50% 2/15/10	335,000	325,251
4.00% 3/15/10	455,000	451,588
4.00% 2/15/15	11,225,000	10,788,280

Total U.S. Treasury Obligations (cost $34,114,117)		34,227,796

Non-Agency Collateralized Mortgage Obligations - 2.94%
Bank of America Alternative Loan Trust

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S. $)
Series 2003-10 2A1 6.00% 12/25/33	603,488	614,049
Series 2004-10 1CB1 6.00% 11/25/34	47,099	47,964
Series 2004-11 1CB1 6.00% 12/25/34	784,792	799,208
Series 2004-2 1A1 6.00% 3/25/34	545,903	555,457
Bank of America Funding Series 2004-3 2A2 5.00% 9/25/19	530,469	526,490
•Banc of America Mortgage Securities
Series 2003-D 1A2 3.428% 5/25/33	30,156	30,121
Series 2003-I 2A4 3.828% 10/25/33	545,000	541,576
Series 2004-A 1A1 3.491% 2/25/34	294,928	292,756
Series 2004-E 1A1 3.532% 6/25/34	97,454	96,420
Series 2004-G 2A6 4.657% 8/25/34	505,000	503,997
Series 2005-B 2A1 4.428% 3/25/35	329,810	326,281
•Countrywide Alternative Loan Trust Series 2004-J7 AA2 4.673% 8/25/34	385,000	384,653
•Countrywide Home Loan Mortgage Pass Through Trust Series 2003-56 3A7B 4.71% 12/25/33	600,000	590,271
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34	195,887	202,360
•Deutsche Mortgage Securities Series 2004-4 1A2 4.01% 4/25/34	370,000	369,558
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	184,401	192,963
•Series 2004-AR5 4A1 5.664% 10/25/34	417,904	424,381
•First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34	753,032	772,170
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	183,096	194,693
Series 1999-3 A 8.00% 8/19/29	321,138	343,837
Series 2005-RP1 1A3 8.00% 1/25/35	392,883	422,383
Series 2005-RP1 1A4 8.50% 2/25/35	201,561	219,459
•MASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.981% 12/25/33	530,000	521,231
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	157,769	164,215
Series 2003-9 1A1 5.50% 12/25/18	568,700	577,921
MASTR Reperforming Loan Trust Series 2005-1 1A5 8.00% 3/25/35	575,000	613,813
•Nomura Asset Acceptance Series 2004-AP2 A2 4.099% 7/25/34	430,000	428,828
•Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32	409,176	421,059
•Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 5A 5.50% 12/25/34	356,047	358,606
•Structured Asset Securities
Series 2002-22H 1A 6.997% 11/25/32	123,598	126,966
Series 2005-NC1 A7 3.08% 2/25/35	515,000	515,839
Washington Mutual
•Series 2003-AR4 A7 3.95% 5/25/33	251,724	247,525
•Series 2003-AR9 1A7 4.06% 9/25/33	382,508	378,765
Series 2004-CB3 4A 6.00% 10/25/19	764,488	785,989
•Series 2005-AR3 A1 4.661% 3/25/35	835,353	829,295
•Wells Fargo Mortgage Backed Securities Trust
Series 2003-K 2A5 4.521% 11/25/33	435,000	410,416
Series 2004-DD 2A3 4.545% 1/25/35	415,000	413,363
Series 2004-I 1A1 3.391% 7/25/34	730,678	735,644
Series 2004-T A1 3.455% 9/25/34	507,272	504,096

Total Non-Agency Collateralized Mortgage Obligations (cost $16,629,807)		16,484,618

≠Commercial Paper - 2.64%
ING America Insurance Holdings 2.796% 4/28/05	1,700,000	1,696,443
Starbird Funding 2.85% 4/1/05	13,100,000	13,100,000

Total Commercial Paper (cost $14,796,443)		14,796,443

Agency Mortgage-Backed Securities - 2.04%
Fannie Mae
5.73% 12/1/08	348,217	361,493
6.50% 8/1/17	325,936	340,196
Fannie Mae Balloon 7 yr 4.50% 11/1/10	568,162	565,853
Fannie Mae Relocation 30 yr 5.00% 1/1/34	348,168	343,707
Fannie Mae S.F. 15 yr
6.00% 4/1/17	348,910	360,685
6.50% 3/1/17	85,256	89,092
Fannie Mae S.F. 30 yr
5.00% 3/1/34	1,546,192	1,516,718
5.00% 3/1/35	669,270	655,048
5.50% 3/1/29	617,465	621,324
5.50% 4/1/29	916,966	922,697
7.50% 6/1/31	122,661	131,285
Fannie Mae S.F. 30 yr TBA
5.00% 4/1/35	525,000	513,352
5.00% 5/1/35	2,150,000	2,096,251

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S. $)
5.50% 4/1/33	1,075,000	1,076,680
•Freddie Mac ARM 3.73% 4/1/34	442,990	449,219
Freddie Mac Relocation 30 yr 5.00% 9/1/33	712,256	705,356
Freddie Mac S.F. 30 yr 7.00% 11/1/33	20,775	21,898
GNMA S.F. 30 yr 7.50% 1/15/32	60,164	64,544
GNMA S.F. 30 yr TBA 5.00% 1/1/34	615,000	606,544

Total Agency Mortgage-Backed Securities (cost $11,439,980)		11,441,942

Non-Agency Asset-Backed Securities - 1.31%
Capital One Multi-Asset Execution Trust Series 2003-C2 4.32% 4/15/09	265,000	265,559
#Cendant Timeshare Receivables Funding 2004-1A A1 144A 3.67% 5/20/16	301,386	294,918
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17	370,000	347,059
Countrywide Asset-Backed Certificates
•Series 2004-9 AF2 3.337% 9/25/23	410,000	404,441
•Series 2004-13 AV2 3.11% 5/25/34	445,000	446,186
#Series 2004-BC1N 144A 5.50% 4/25/35	122,099	122,366
Series 2004-S1 A2 3.872% 3/25/20	415,000	409,650
#GSAA Trust Series 2004-4N 144A 6.25% 5/25/34	199,162	198,976
#Home Equity Asset Trust 144A
Series 2003-5N A 144A 7.50% 1/27/34	30,451	30,527
Series 2003-7N A 5.25% 4/27/34	87,256	87,310
Honda Automobile Receivables Owners Trust Series 2004-2 A4 3.81% 10/15/09	520,000	513,567
@=#Magnetite Asset Investor Series 2003 C1 144A 8.786% 1/31/08	250,000	257,917
Mid-State Trust
Series 2004-1 A 6.005% 8/15/37	124,823	124,344
Series 2011 A1 4.864% 7/15/38	185,839	177,862
•Merrill Lynch Mortgage Investors
Series 2005-NC1 A2B 3.07% 10/25/35	165,000	165,150
Series 2005-WMC1 A2B 3.07% 9/25/35	470,000	470,735
Renaissance Home Equity Loan Trust Series 2004-4 AF2 3.856% 2/25/35	455,000	450,210
•Residential Asset Mortgage Products
Series 2004-RS12 AII2 3.08% 12/25/34	220,000	220,353
Series 2004-RZ2 AI3 4.30% 1/25/31	345,000	343,662
#Sail Net Interest Margin Series 2003-10A A 144A 7.50% 10/27/33	43,691	44,128
•Saxon Asset Securities Trust Series 2005-1 A2B 3.07% 5/25/35	555,000	555,538
#Sharp 144A
Series 2003-HE1N 6.90% 11/25/33	66,057	66,120
Series 2004-2N 7.00% 1/25/34	139,009	139,009
#Sierra Receivables Funding Company 144A
Series 2003-1AA 3.09% 1/15/14	171,539	167,397
Series 2003-2A A1 3.03% 12/15/15	247,036	242,844
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	384,399	366,402
WFS Financial Owner Trust Series 2002-2 A4 4.50% 2/20/10	435,000	437,630

Total Non-Agency Asset-Backed Securities (cost $7,377,047)		7,349,860

Municipal Bonds - 1.30%
California State 5.00% 2/1/33	265,000	269,590
California State Economic Recovery 5.25% 7/1/13	235,000	258,312
California State University Revenue System 5.00% 11/1/30 (AMBAC)	305,000	316,865
Colorado Department of Transportation Revenue 5.00% 12/15/13 (FGIC)	1,055,000	1,145,423
Forsyth, Montana Pollution Control Revenue (Portland General Project) Series A 5.20% 5/1/33	405,000	423,270
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)	695,000	735,658
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B 5.50% 6/1/43	300,000	317,037
Illinois State Taxable Pension 5.10% 6/1/33	420,000	404,305
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29	320,000	336,422
New York State Sales Tax Asset Receivables 5.25% 10/15/27 (AMBAC)	420,000	453,159
New York State Urban Development Corporate 5.25% 3/15/34 (FGIC)	310,000	328,430
Oregon State Taxable Pension 5.892% 6/1/27	485,000	521,215
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series I 5.25% 7/1/33	725,000	760,684
West Virginia Economic Development Authority
5.37% 7/1/20 (MBIA)	145,000	146,418
6.07% 7/1/26	530,000	553,256
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)	305,000	319,887

Total Municipal Bonds (cost $7,099,730)		7,289,931

Commercial Mortgage-Backed Securities - 1.01%
Banc of America Commercial Mortgage
Series 2004-2 A2 3.52% 11/10/38	280,000	269,519
Series 2004-5 A3 4.561% 11/10/41	330,000	323,826
Series 2005-1 A3 4.943% 11/10/42	435,000	437,188

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S. $)
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35	50,000	52,676
GMAC Commercial Mortgage Securities Series 1998-C2 A2 6.42% 5/15/35	75,000	79,035
#Hilton Hotel Series 2000 HLTA A1 144A 7.055% 10/3/15	174,974	187,592
J.P. Morgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	310,000	318,376
Series 2003-C1 A2 4.985% 1/12/37	580,000	580,431
LB-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	485,000	529,941
Merrill Lynch Mortgage Trust
#Series 2002-MW1 J 144A 5.695% 7/12/34	275,000	262,520
Series 2004-BPC1 A3 4.467% 10/12/41	225,000	219,662
Series 2005-GGP1 E 4.33% 11/15/10	100,000	99,998
Series 2005-GGP1 F 4.351% 11/15/10	100,000	99,998
•Series 2005-MKB2 A4 5.204% 9/12/42	525,000	527,881
Nomura Asset Securities Series 1998-D6 A1B 6.59% 3/15/30	460,000	487,269
•#STRIPs III Series 2003-1A 144A 3.308% 3/24/18	843,735	816,314
#Tower Series 2004-2A A 144A 4.232% 12/15/14	395,000	385,136

Total Commercial Mortgage-Backed Securities (cost $5,729,052)		5,677,362

Agency Collateralized Mortgage Obligations - 0.88%
Fannie Mae Series 2005-1 KZ 5.00% 2/25/35	347,881	299,111
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	254,750	279,160
Fannie Mae Whole Loan
Series 2004-W3 A2 3.75% 5/25/34	740,000	730,865
Series 2004-W9 2A1 6.50% 2/25/44	528,146	543,553
Freddie Mac
Series 2727 PM 4.50% 1/15/34	290,000	262,516
Series 2889 OE 5.00% 1/15/30	500,000	494,894
Series 2890 PC 5.00% 7/15/30	575,000	569,130
Series 2902 LC 5.50% 12/15/17	400,000	407,237
Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	416,033	431,400
GNMA
Series 2002-61 BA 4.648% 3/16/26	460,000	459,538
Series 2002-62 B 4.763% 1/16/25	460,000	459,569

Total Agency Collateralized Mortgage Obligations (cost $4,981,722)		4,936,973

Agency Obligations - 0.33%
Fannie Mae
5.00% 4/15/15	335,000	338,258
^5.837% 10/9/19	675,000	311,499
Federal Home Loan Bank 3.50% 9/15/06	330,000	328,161
^Financing Corporation Principal Strips PRN-2 5.03% 11/30/17	980,000	517,542
Freddie Mac
1.875% 2/15/06	70,000	68,949
3.75% 8/3/07	155,000	153,741
^Residual Funding Strip 5.122% 10/15/19		103,828

Total Agency Obligations (cost $1,802,167)		1,821,978

Collateralized Bond Obligations - 0.21%
@=#Alliance Capital Funding Series 1 A3 CBO 144A 5.84% 2/15/10	133,972	133,972
@=#Juniper CBO 1999-1A A1 CBO 144A 6.83% 4/15/11	603,237	614,457
@=#RHYNO CBO Delaware Series 1997-1 A2 144A 6.33% 9/15/09	408,110	412,489

Total Collateralized Bond Obligations (cost $1,185,167)		1,160,918

Collateralized Debt Obligations - 0.20%
@=•#Ares Leveraged Investment Fund 2.26% 10/31/05	750,000	750,000
@ = #Sankaty Market Value Series 3 B1 144A CDO 7.379% 4/30/09	350,000	360,388

Total Collateralized Debt Obligations (cost $1,084,031)		1,110,388

Agency Asset-Backed Securities - 0.15%
Fannie Mae Grantor Trust
Series 2004-T4 A2 3.93% 2/25/20	415,000	412,486
Series 2004-T4 A3 4.42% 8/25/24	410,000	408,015

Total Agency Asset-Backed Securities (cost $827,102)		820,501

Sovereign Debt - 0.10%
Mexican Government International Bond 6.75% 9/27/34	595,000	582,208

Total Sovereign Debt (cost $615,655)		582,208

	Number of	Market
	Shares	Value
		(U.S. $)
Warrant - 0.00%
†#Solutia144A, exercise price $7.59, expiration date 7/15/09	1,465	0

Total Warrant (cost $124,625)		0

Total Market Value of Securities - 100.15%
(cost $467,098,876)		561,278,540
Liabilities Net of Receivables and Other Assets (See Notes) - (0.15%)©		(875,262)

Net Assets Applicable to 36,926,024 Shares Outstanding - 100.00%		$560,403,278

†	Non-income producing security for the period ended March 31, 2005.

●	Variable rate notes. The interest rate shown is the rate at March 31, 2005.

#	Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note 4 in “Notes.”

^	Zero coupon security. The interest rate shown is the yield at the time of purchase.

@ Illiquid security. See Note 4 in “Notes.” At March 31, 2005, six securities were deemed illiquid, which represented 0.45% of the Fund’s net assets.

≠	The interest rate shown is the effective yield at the time of purchase.

= Security is being fair valued in accordance with the Fund’s fair valuation policy. See Note #1 in “Notes.” At March 31, 2005, six securities were fair valued which represented 0.45% of the Fund’s net assets.

©	Includes $1,026,200 cash pledged as collateral for financial futures contracts.

Summary of Abbreviations:

ADR — American Depositary Receipts

AMBAC — Insured by the AMBAC Assurance Corporation

ARM — Adjustable Rate Mortgage

CBO — Collateralized Bond Obligation

CDO — Collateralized Debt Obligation

FGIC — Insured by the Financial Guaranty Insurance Company

FSA — Insured by Financial Security Assurance

GNMA — Government National Mortgage Association

MBIA — Insured by the Municipal Bond Insurance Association

PRN — Principal Only Strip

S.F. — Single Family

TBA — To Be Announced

yr — Year

Futures Contracts1

The following futures contracts were outstanding at March 31, 2005:

Contracts	Notional	Notional		Unrealized
To Buy	Cost	Value	Expiration Date	Appreciation

5 U.S. Treasury 10 year Notes	$546,111	$546,328	6/05	$217
1 U.S. Treasury long Bond	110,160	111,375	6/05	1,215

				$1,432

The use of futures contracts involves elements of market risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Lincoln Variable Insurance Products Trust - Managed Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed expenses common to all series within the Trust are allocated amongst the series (funds) on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments

At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments	$473,411,649

Aggregate unrealized appreciation	98,575,929
Aggregate unrealized depreciation	(10,709,038)

Net unrealized appreciation	$87,866,891

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $39,852,656 may be carried forward and applied against future capital gains. These capital loss carryforwards expire in 2010.

3. Futures Contracts

The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund’s custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account), each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Schedule of Investments.

4. Credit and Market Risk

The Fund may invest in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At March 31, 2005, 144A securities represented approximately 4.23% of total assets. 144A securities comprising 0.45% of total assets have been determined to be illiquid securities under the Fund’s Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of a fund’s limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Money Market Fund

March 31, 2005

	Principal	Market
	Amount	Value
≠Discount Commercial Paper - 77.74%
Abbey National 2.792% 4/5/05	$17,000,000	$16,994,730
Amstel Funding 2.796% 4/15/05	4,237,000	4,232,403
Aquinas Funding 3.022% 6/20/05	10,000,000	9,933,333
Barton Capital
2.805% 4/11/05	3,312,000	3,309,424
2.809% 5/6/05	7,000,000	6,980,944
†Cafco 2.795% 4/13/05	17,200,000	17,184,004
Citigroup Global Markets 2.789% 4/26/05	17,000,000	16,967,181
Credit Suisse First Boston 3.023% 6/23/05	17,000,000	16,882,417
†Eiffel Funding 2.809% 4/27/05	13,500,000	13,472,700
General Electric Capital 2.924% 5/23/05	17,000,000	16,928,543
HBOS Treasury Services 2.818% 5/18/05	5,100,000	5,081,357
ING America Insurance Holdings 2.796% 4/28/05	15,000,000	14,968,613
ING Funding LLC 3.023% 6/22/05	3,000,000	2,979,500
Morgan Stanley
2.794% 4/18/05	10,000,000	9,986,825
2.797% 4/25/05	7,200,000	7,186,608
New York Times 2.797% 4/21/05	10,000,000	9,984,500
Royal Bank of Scotland 2.789% 5/3/05	10,300,000	10,274,548
†Sheffield Receivables 2.782% 4/4/05	7,000,000	6,998,378
†Starbird Funding 2.771% 4/14/05	14,200,000	14,185,822
†Steamboat Funding 2.880% 4/1/05	17,600,000	17,599,999
Surrey Funding 2.797% 4/18/05	16,440,000	16,418,340
†Three Pillars Funding
2.807% 4/25/05	9,600,000	9,582,080
2.807% 4/28/05	8,000,000	7,983,200
Toronto Dominion Holdings 2.802% 4/29/05	10,000,000	9,978,261
UBS Finance 2.805% 5/5/05	17,000,000	16,955,125

Total Discount Commercial Paper (cost $283,048,835)		283,048,835

Floating Rate Notes - 8.24%
Axa Equitable Life Insurance 2.87% 4/21/05	15,000,000	15,000,000
Lehman Brothers Holdings 2.82% 4/19/05	15,000,000	15,000,000

Total Floating Rate Notes (cost $30,000,000)		30,000,000

Interest Bearing Certificates of Deposit - 13.43%
Bank of The West 2.81% 4/29/05	13,900,000	13,900,000
Barclays Bank 2.80% 4/21/05	17,000,000	17,000,000
Wilmington Trust 2.92% 5/19/05	18,000,000	17,999,989

Total Interest Bearing Certificates of Deposit (cost $48,899,989)		48,899,989

Total Market Value of Securities - 99.41%
(cost $361,948,824)		361,948,824
Receivables and Other Assets Net of Liabilities (See Notes) - 0.59%		2,130,355

Net Assets Applicable to 36,407,918 Shares Outstanding - 100.00%		$364,079,179

≠	The interest rate shown is the effective yield at the time of purchase.

†	Asset-Backed Commercial Paper.

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Lincoln Variable Insurance Products Trust - Money Market Fund (the “Fund”).

Security Valuation - Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed expenses common to all series within the Trust are allocated amongst the series (funds) on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends daily and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

The cost of investments for federal income tax purposes is the same as cost for book purposes.

3. Credit and Market Risk

The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 92.02% of net assets at March 31, 2005. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Social Awareness Fund

March 31, 2005

	Number of	Market
	Shares	Value
Common Stock — 98.67%
Basic Materials - 4.18%
Ecolab	326,900	$10,804,045
Lubrizol	245,600	9,981,184
†Pactiv	342,500	7,997,375
Praxair	181,200	8,672,232
Temple-Inland	91,800	6,660,090
Worthington Industries	149,300	2,878,504

		46,993,430

Business Services - 0.82%
Deluxe	88,900	3,543,554
Pitney Bowes	125,500	5,662,560

		9,206,114

Capital Goods - 4.30%
American Standard	216,300	10,053,624
Emerson Electric	214,800	13,946,964
Fluor	114,100	6,324,563
Illinois Tool Works	91,400	8,183,042
Teleflex	111,400	5,701,452
York International	107,500	4,211,850

		48,421,495

Communciation Services - 1.67%
CenturyTel	118,700	3,898,108
SBC Communications	395,100	9,359,919
Telefonos de Mexico ADR	160,900	5,555,877

		18,813,904

Consumer Discretionary - 6.21%
Best Buy	114,800	6,200,348
†Coach	120,800	6,840,904
Federated Department Stores	64,800	4,123,872
Gap	277,800	6,067,152
Home Depot	370,600	14,171,744
†Kohl’s	132,400	6,835,812
Limited Brands	52,100	1,266,030
Neiman-Marcus Group	62,900	5,755,979
NIKE	81,900	6,823,089
Nordstrom	146,200	8,096,556
RadioShack	148,800	3,645,600

		69,827,086

Consumer Services - 2.27%
Cendant	231,600	4,757,064
McDonald’s	331,500	10,322,910
Southwest Airlines	191,800	2,731,232
Yum Brands	149,000	7,719,690

		25,530,896

Consumer Staples - 7.67%
Clorox	175,500	11,054,745
Coca-Cola Enterprises	224,000	4,596,480
CVS	200,300	10,539,786
†Energizer Holdings	91,300	5,459,740
General Mills	208,200	10,233,030
Gillette	325,600	16,436,288
Heinz (H.J.)	154,700	5,699,148
Kellogg	192,200	8,316,494
Pepsi Bottling Group	159,100	4,430,935
Walgreen	73,000	3,242,660
Wrigley (W.M.) Jr.	95,100	6,235,707

		86,245,013

	Number of	Market
	Shares	Value
Credit Cyclicals - 1.39%
KB Home	91,500	10,747,590
Magna International Class A	72,500	4,850,250

		15,597,840

Energy - 8.49%
BJ Services	154,500	8,015,460
Burlington Resources	293,700	14,705,559
Devon Energy	152,000	7,258,000
EOG Resources	371,400	18,102,036
†Nabors Industries	196,500	11,621,010
†National-Oilwell	122,800	5,734,760
†Newfield Exploration	99,000	7,351,740
Noble	92,500	5,199,425
Noble Energy	126,000	8,570,520
Patterson-UTI Energy	188,400	4,713,768
Tidewater	108,400	4,212,424

		95,484,702

Finance - 22.01%
Allstate	126,700	6,849,402
American Express	62,100	3,190,077
American International Group	226,400	12,544,824
Bank of America	535,200	23,602,320
Berkley (W.R.)	77,400	3,839,040
Capital One Financial	42,900	3,207,633
CIGNA	80,600	7,197,580
CIT Group	145,100	5,513,800
Citigroup	652,600	29,327,844
Countrywide Financial	249,000	8,082,540
Everest Re Group	44,800	3,812,928
Freddie Mac	164,000	10,364,800
Goldman Sachs Group	34,400	3,783,656
J.P. Morgan Chase	450,400	15,583,840
Lehman Brothers Holdings	63,700	5,997,992
MBNA	213,800	5,248,790
Mellon Financial	287,400	8,202,396
Merrill Lynch	135,000	7,641,000
Morgan Stanley	253,500	14,512,875
North Fork Bancorporation	133,100	3,692,194
PMI Group	135,000	5,131,350
PNC Financial Services Group	108,500	5,585,580
Prudential Financial	174,500	10,016,300
UnitedHealth Group	94,000	8,965,720
U.S. Bancorp	458,400	13,211,088
Washington Mutual	87,700	3,464,150
†Wellpoint	84,800	10,629,680
Wells Fargo	73,600	4,401,280
Zions Bancorporation	59,700	4,120,494

		247,721,173

Health Care - 13.75%
Allergan	112,700	7,829,269
†Amgen	302,500	17,608,525
Bard (C.R.)	81,800	5,568,944
Baxter International	84,400	2,867,912
Beckman Coulter	78,500	5,216,325
Becton, Dickinson	119,300	6,969,506
Biomet	108,700	3,945,810
†Express Scripts Class A	96,700	8,431,273
†Forest Laboratories	68,000	2,512,600
†Genentech	123,900	7,013,979
†Gilead Sciences	277,400	9,930,920
GlaxoSmithKline ADR	716,600	32,906,272
Guidant	129,600	9,577,440
†MedImmune	184,600	4,395,326
Medtronic	175,500	8,941,725
PerkinElmer	249,500	5,147,185
Quest Diagnostics	83,600	8,788,868
†Zimmer Holdings	92,600	7,205,206

		154,857,085

Media - 5.24%
Clear Channel Communications	198,200	6,831,954

	Number of	Market
	Shares	Value
†Comcast Class A	121,700	4,111,026
†Comcast Special Class A	316,000	10,554,400
Disney (Walt)	422,800	12,147,044
Knight-Ridder	94,300	6,341,675
Omnicom Group	33,800	2,991,976
†Time Warner	908,000	15,935,400

		58,913,475

Real Estate - 1.29%
Equity Office Properties Trust	191,400	5,766,882
Mills	57,300	3,031,170
ProLogis	154,800	5,743,080

		14,541,132

Technology - 16.95%
Adobe Systems	143,000	9,605,310
†Applied Materials	390,200	6,340,750
†Cisco Systems	1,117,700	19,995,653
†Dell	465,100	17,869,142
†DST Systems	102,700	4,742,686
†eBay	78,200	2,913,732
†Electronic Arts	89,800	4,649,844
†EMC	442,500	5,451,600
Hewlett-Packard	473,100	10,379,814
Intel	914,800	21,250,804
†InterActiveCorp	169,000	3,763,630
†Juniper Networks	177,000	3,904,620
†Lexmark International Class A	90,500	7,237,285
Microsoft	1,174,300	28,382,831
National Semiconductor	199,200	4,105,512
†NEXTEL Communications Class A	246,900	7,016,898
Nokia ADR	297,900	4,596,597
†Oracle	361,400	4,510,272
QUALCOMM	223,300	8,183,945
Sony ADR	75,200	3,009,504
†Storage Technology	101,700	3,132,360
Texas Instruments	381,900	9,734,631

		190,777,420

Transportation - 0.91%
FedEx	108,400	10,184,180

		10,184,180

Utilities - 1.52%
NSTAR	77,700	4,219,110
Puget Energy	172,100	3,793,084
Questar	152,500	9,035,625

		17,047,819

Total Common Stock (cost $842,119,623)		1,110,162,764

	Principal
	Amount
Discount Notes — 1.27%
^ Fannie Mae
2.676% 4/4/05	$1,120,000	1,119,753
2.653% 4/11/05	13,200,000	13,190,283

Total Discount Note (cost $14,310,366)		14,310,036

Total Market Value of Securities - 99.94%
(cost $856,429,989)		1,124,472,800
Receivables and Other Assets Net of Liabilities (See Notes) - 0.06%		637,607

Net Assets Applicable to 39,120,413 Shares Outstanding - 100.00%		$1,125,110,407

† Non-income producing security for the period ended March 31, 2005.

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

ADR — American Depositary Receipts

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Lincoln Variable Insurance Products Trust — Social Awareness Fund (the “Fund”).

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Fixed expenses common to all series within the Trust are allocated amongst the series (funds) on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments

At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments	$859,806,851

Aggregate unrealized appreciation	286,490,547
Aggregate unrealized depreciation	(21,824,598)

Net unrealized appreciation	$264,665,949

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $216,109,478 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $206,649,982 expires in 2010 and $9,459,496 expires in 2011.

3. Market Risk

The fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust — Special Opportunities Fund

March 31, 2005

	Number of	Market
	Shares	Value
Common Stock — 95.24%
Basic Industries - 8.47%
Bemis	70,000	$2,178,400
Eastman Chemical	66,800	3,941,200
Engelhard	112,900	3,390,387
Georgia-Pacific	132,400	4,698,876
Lubrizol	58,600	2,381,504
Monsanto	54,200	3,495,900
Nucor	79,000	4,547,240
OfficeMax	64,300	2,154,050
†Pactiv	193,100	4,508,885
PPG Industries	63,500	4,541,520
Praxair	54,200	2,594,012
RPM International	181,500	3,317,820
Sherwin-Williams	63,700	2,802,163
Sigma-Aldrich	55,000	3,368,750
Sonoco Products	94,900	2,737,865
St. Joe	94,700	6,373,310

		57,031,882

Business Services - 2.10%
Brink’s	117,000	4,048,200
Deluxe	54,300	2,164,398
Donnelley (R.R.) & Sons	136,100	4,303,482
Manpower	83,400	3,629,568

		14,145,648

Capital Spending - 3.90%
Cummins	57,000	4,009,950
†Energizer Holdings	68,000	4,066,400
Harsco	81,900	4,882,059
Ingersoll-Rand Class A	21,200	1,688,580
PACCAR	54,000	3,909,060
Parker Hannifin	60,500	3,685,660
Republic Services Class A	120,300	4,027,644

		26,269,353

Conglomerates - 1.22%
SPX	58,900	2,549,192
Textron	75,700	5,648,734

		8,197,926

Consumer Cyclical - 5.00%
Borg Warner	56,200	2,735,816
Centex	63,200	3,619,464
D.R. Horton	165,533	4,840,185
Delphi	200,000	896,000
Eaton	43,600	2,851,440
Furniture Brands International	119,800	2,612,838
Johnson Controls	90,400	5,040,704
KB Home	60,600	7,118,076
Lear	54,200	2,404,312
Magna International Class A	23,800	1,592,220

		33,711,055

Consumer Services - 12.55%
Albertson’s	102,800	2,122,820
†AnnTaylor Stores	170,850	4,372,052
†AutoNation	147,200	2,787,968
Belo Class A	105,200	2,539,528
†Caesars Entertainment	271,900	5,380,901
Claire’s Stores	81,400	1,875,456
CVS	75,100	3,951,762
Eastman Kodak	126,000	4,101,300
Federated Department Stores	115,000	7,318,600
Fortune Brands	80,200	6,466,526

	Number of	Market
	Shares	Value
Hasbro	123,000	2,515,350
Hearst-Argyle Television	67,000	1,708,500
Jones Apparel Group	107,000	3,583,430
Knight-Ridder	32,200	2,165,450
Limited Brands	39,320	955,476
Marriott International Class A	77,400	5,174,964
†Mediacom Communications	270,800	1,771,032
Reebok International	99,800	4,421,140
Saks	153,900	2,777,895
†Scholastic	62,500	2,305,625
ServiceMaster	190,300	2,569,050
Starwood Hotels & Resorts Worldwide	52,000	3,121,560
Tiffany & Co	118,700	4,097,524
VF Corp	68,800	4,068,832
Wendy’s International	60,700	2,369,728

		84,522,469

Consumer Staples - 4.79%
Archer-Daniels-Midland	201,300	4,947,954
Bunge Limited	90,400	4,870,752
†Constellation Brands	108,600	5,741,682
Hershey Foods	60,000	3,627,600
Reynolds American	71,000	5,721,890
†Smithfield Foods	143,900	4,540,045
Tyson Foods Class A	168,900	2,817,252

		32,267,175

Energy - 10.66%
Amerada Hess	37,000	3,559,770
Chesapeake Energy	251,800	5,524,492
El Paso	407,500	4,311,350
ENSCO International	123,100	4,635,946
Equitable Resources	76,300	4,382,672
Kerr-McGee	74,000	5,796,420
KeySpan	87,000	3,390,390
Marathon Oil	131,600	6,174,672
†Newfield Exploration	79,300	5,888,818
Questar	49,000	2,903,250
Rowan	153,600	4,597,248
Sempra Energy	107,000	4,262,880
Unocal	82,700	5,101,763
Valero Energy	109,000	7,986,430
Williams	175,000	3,291,750

		71,807,851

Financial Services - 17.79%
AMBAC Financial Group	25,700	1,921,075
American Financial Group	57,300	1,764,840
Associated Banc-Corp	124,500	3,888,135
Astoria Financial	106,950	2,705,835
Bear Stearns	62,000	6,193,800
Berkley (W.R.)	79,000	3,918,400
CIT Group	93,200	3,541,600
Colonial BancGroup	215,200	4,415,904
Comerica	64,100	3,530,628
Compass Bancshares	91,900	4,172,260
Countrywide Financial	157,598	5,115,631
Edwards (A.G.)	58,400	2,616,320
Everest Re Group	19,000	1,617,090
Fidelity National Financial	109,210	3,597,377
First Horizon National	96,200	3,923,998
Independence Community Bank	58,400	2,277,600
Loews	62,000	4,559,480
Manulife Financial	86,763	4,157,683
Marshall & Ilsley	73,800	3,081,150
MBIA	89,900	4,699,972
Nationwide Financial Services Class A	59,600	2,139,640
Northern Trust	77,500	3,366,600
Old Republic International	115,800	2,696,982
Popular	181,600	4,416,512
Protective Life	71,000	2,790,300
Radian Group	72,000	3,437,280
Raymond James Financial	77,700	2,354,310

	Number of	Market
	Shares	Value
Regions Financial	130,000	4,212,000
St. Paul Travelers	103,500	3,801,555
StanCorp Financial Group	45,000	3,815,100
TCF Financial	99,800	2,709,570
Torchmark	76,000	3,967,200
Wachovia	68,441	3,484,331
Zions Bancorporation	72,100	4,976,342

		119,866,500

Healthcare - 7.68%
Aetna	62,600	4,691,870
Bausch & Lomb	34,900	2,558,170
Becton, Dickinson	68,700	4,013,454
CIGNA	44,400	3,964,920
†Community Health Systems	137,000	4,782,670
†Health Net Class A	101,100	3,306,981
†Lincare Holdings	61,600	2,724,568
McKesson	128,400	4,847,100
†MedImmune	68,100	1,621,461
Mylan Laboratories	205,300	3,637,916
Omnicare	116,600	4,133,470
†Service International	449,700	3,363,756
†Tenet Healthcare	270,600	3,120,018
†Watson Pharmaceuticals	161,800	4,972,114

		51,738,468

Real Estate - 3.39%
Apartment Investment & Management	79,300	2,949,960
Archstone-Smith Trust	103,800	3,540,618
Boston Properties	60,600	3,649,938
Kimco Realty	58,800	3,169,320
Mack-Cali Realty	63,200	2,676,520
New Plan Excel Realty Trust	109,900	2,759,589
Simon Property Group	67,400	4,083,092

		22,829,037

Technology - 9.29%
Adobe Systems	47,300	3,177,141
†Agilent Technologies	134,400	2,983,680
†Alliant Techsystems	24,000	1,714,800
†Apple Computer	102,600	4,275,342
†Avnet	97,300	1,792,266
CDW	76,600	4,341,688
†Citrix Systems	85,400	2,034,228
Computer Associates International	70	1,897
†Computer Sciences	77,200	3,539,620
Goodrich	83,800	3,208,702
†International Rectifier	78,300	3,562,650
National Semiconductor	154,800	3,190,428
†NCR	128,000	4,318,720
Pitney Bowes	37,200	1,678,464
†Polycom	111,300	1,886,535
Rockwell Automation	121,300	6,870,432
†Sanmina-SCI	272,500	1,422,450
†Storage Technology	130,100	4,007,080
Symbol Technologies	264,700	3,835,503
Tektronix	92,400	2,266,572
†Thermo Electron	98,500	2,491,065

		62,599,263

Transportation - 1.57%
Canadian National Railway	52,050	3,295,286
CSX	44,000	1,832,600
Norfolk Southern	31,200	1,155,960
†Yellow Roadway	73,600	4,308,544

		10,592,390

Utilities - 6.83%
CenturyTel	103,100	3,385,804
DTE Energy	56,000	2,546,880
Edison International	199,900	6,940,528
Energy East	116,000	3,041,520
Great Plains Energy	69,500	2,125,310
PG&E	108,500	3,699,850
PPL	93,000	5,021,070

	Number of	Market
	Shares	Value
Public Service Enterprise Group	113,300	6,162,387
TXU	125,500	9,993,565
Wisconsin Energy	88,000	3,124,000

		46,040,914

Total Common Stock (cost $443,253,021)		641,619,931

	Principal
	Amount
≠Commercial Paper — 4.52%
Fountain Square 2.844% 4/1/05	$15,310,000	15,310,000
Steamboat Funding 2.844% 4/1/05	15,145,000	15,145,000

Total Commercial Paper (cost $30,455,000)		30,455,000

Total Market Value of Securities - 99.76%
(cost $473,708,021)		672,074,931

Receivables and Other Assets Net of Liabilities (See Notes) - 0.24%		1,618,403

Net Assets Applicable to 18,223,202 Shares Outstanding - 100.00%		$673,693,334

† Non-income producing security for the period ended March 31, 2005 ≠ The interest rate shown is the effective yield as of the time of purchase.

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust — Special Opportunities Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed expenses common to all series within the Trust are allocated amongst the series (funds) on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments

At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes were as follows:

Aggregate cost of investments	$473,815,406

Aggregate unrealized appreciation	205,266,549
Aggregate unrealized depreciation	(7,007,024)

Net unrealized appreciation	$198,259,525

Item 2. Controls and Procedures

     (a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

     (a) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Variable Insurance Products Trust (Registrant)
By:	/s/ Kelly D. Clevenger
Kelly D. Clevenger
President (Signature and Title)

Date: May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kelly D. Clevenger

Kelly D. Clevenger
President
(Signature and Title)

Date:	May 25, 2005

By:	/s/ Sheryl L. Sturgill

Sheryl L. Sturgill
Chief Accounting Officer
(Signature and Title)

Date:	May 25, 2005